UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2012

Item 1:	Report(s) to Shareholders.

2012

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Emerging Markets Currency Fund

Global Allocation Fund

For the fiscal year ended December 31, 2012

Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund Annual Report

For the fiscal year ended December 31, 2012

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2012. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Funds’ performance and other portfolio related updates.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Emerging Markets Currency Fund

          For the fiscal year ended December 31, 2012, the Fund returned 10.69%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Global Emerging Markets Strategy Index,1 which returned 8.51% over the same period.

          Overall, emerging markets currencies performed well during the period, aided by massive amounts of inflows into emerging market bonds. Central banks and governments generally adopted a “hands-off” approach, allowing appreciation of their currencies in response to easy monetary policies. A notable exception was Brazil, whose central bank intervened heavily to weaken its currency. The U.S. Federal Reserve extended “Operation Twist” and initiated third and fourth rounds of quantitative easing, while European Central Bank (ECB) president Mario Draghi pledged to do “whatever it takes” to stabilize the eurozone, followed up with a bond-buying proposal. The resulting liquidity pumped into the markets found its way into many of the emerging market capital markets. Emerging market monetary authorities, in many cases, allowed the currency appreciation occasioned by these inflows and did not respond with aggressive rate cuts, as they remained cautious about inflation and constructive on domestic demand. Currencies in the Latin American and Asian regions generally performed well, boosted in many by thriving domestic economies that helped insulate them from slowing exports as a result of sluggish global growth.

          Contributing to relative Fund performance were overweight positions in the Mexican peso, and the Turkish lira. Mexico’s economy benefited from the relative resilience of the United States versus Europe, and China, and from the increased competitiveness of its exports. The Turkish central bank supported its currency in order to contain inflation and dampen volatility. In addition, current account deficits decreased from the previous year, and nine Turkish banks were upgraded to an investment-grade status by Fitch Ratings agency, underpinning confidence in Turkey’s economy.

          Detracting from relative Fund performance was positioning in the euro and Hungarian forint. President Draghi’s supportive statement regarding the survival of the eurozone strengthened the euro and related Central European currencies, leading the Fund’s underweight position in the euro and several of the currencies in that region to detract from relative performance. Draghi’s statement prompted optimism in the global markets and ignited a positive market reaction far greater than we had anticipated. Spanish and Italian bond spreads continued to compress, alleviating pressures to request assistance from the ECB. In addition, an underweight position in Hungary detracted from relative Fund performance. We were not optimistic about negotiations between Hungary and the International Monetary Fund on reaching an agreement, and it was an accurate assumption. However, we expected the currency to be much more negatively affected by this result.

Global Allocation Fund

          For the fiscal year ended December 31, 2012, the Fund returned 15.02%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 40% MSCI EAFE Index with Gross Dividends2/25% Russell 1000® Index3/20% Barclays U.S. Aggregate Bond Index4/15% BofA Merrill Lynch High Yield Master II Constrained Index5 which returned 14.61% over the same period.

          For the period, domestic and international equities (as represented by the S&P 500® Index6 and the MSCI EAFE Index with Gross Dividends2, respectively) outperformed fixed income (as represented by the Barclays U.S. Aggregate Bond Index4). Furthermore, international equities outperformed domestic equities. High-yield corporate bonds (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index5) outperformed investment-grade corporate bonds (as represented by the Barclays U.S. Credit Bond Index7).

          The Fund’s overweight to stocks contributed to relative performance as equities outperformed bonds for the period. The Fund’s underweight in high-yield bonds detracted from the Fund’s relative performance, as the high-yield bond category outperformed for the period.

          Despite the emerging market currency strategy’s underperformance versus the Fund’s index the underlying strategy’s outperformance versus its index aided performance. Within this asset class, contributing to performance relative to its index, were overweight positions in the Mexican peso and Turkish lira. Although a mid cap value equity strategy outperformed the Fund’s index, the underlying strategy’s underperformance versus its index and the Russell 1000 index, which represents the domestic equity portion of the Fund’s benchmark, hurt performance for the period. Compared to this asset class’s index, stock selection within the energy and industrials sectors detracted from performance.

          Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Barclays Global Emerging Market Strategy (GEMS) Index is based on investing in 1-month synthetic money market deposits across 15 diversified Emerging Market currencies.

2 The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

3 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

4 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

5 The BofA Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

6 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

7 The Barclays U.S. Credit Bond Index is composed of all publicly issued, fixed-rate, nonconvertible, and investment-grade corporate debt. Issues are rated at least Baa by Moody’s or BBB by Standard & Poor’s, if unrated by Moody’s. Collateralized mortgage obligations (CMOs) are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888–522–2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The views of the Funds’ management and the portfolio holdings described above are as of December 31, 2012; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Currency Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus and the Barclays Global Emerging Markets Strategy Index, assuming reinvestment of all dividends and distributions. Because the Fund believes that the Barclays Global Emerging Markets Strategy Index is more accurately reflective of the Fund’s investment strategies than the JPMorgan Emerging Local Markets Index Plus, the Fund is adding the Barclays Global Emerging Markets Strategy Index to this annual report and will delete the JPMorgan Emerging Local Markets Index Plus from its next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A3	8.23%	2.74%	4.14%	–
Class B4	4.79%	2.13%	3.84%	–
Class C5	8.91%	2.53%	3.72%	–
Class F6	10.63%	3.37%	–	3.89%
Class I7	10.75%	3.49%	–	3.83%
Class P8	10.27%	3.07%	4.22%	–
Class R2[9]	10.24%	2.98%	–	3.50%
Class R3[10]	10.23%	2.99%	–	3.52%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.
2 Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.
3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2012, is calculated using the SEC-required uniform method to compute such return.
4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.
5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
7 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.
8 Performance is at net asset value.
9 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
10 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Global Allocation Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the MSCI World Index with Gross Dividends, MSCI World Index with Net Dividends, 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Total Return Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index and Lipper Global Flexible Portfolio Average, assuming reinvestment of all dividends and distributions. The MSCI World Index with Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in such index. Because the Fund believes that the 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000 Total Return Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index and Lipper Global Flexible Portfolio Average are more accurately reflective of the Fund’s investment strategies than the MSCI World Index with Gross Dividends and the MSCI World Index with Net Dividends, the Fund is adding the 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000 Total Return Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index and Lipper Global Flexible Portfolio Average to this annual report and will delete the MSCI World Index with Gross Dividends and MSCI World Index with Net Dividends from its next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A3	8.38%	-0.59%	6.98%	–
Class B4	9.24%	-0.41%	7.07%	–
Class C5	13.17%	-0.07%	6.92%	–
Class F6	15.28%	0.84%	–	0.48%
Class I7	15.42%	0.92%	–	6.59%
Class R2[8]	14.71%	–	–	3.48%
Class R3[9]	14.81%	–	–	3.31%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.
2 Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.
3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2012, is calculated using the SEC-required uniform method to compute such return.
4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.
5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
7 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.
8 Class R2 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.
9 Class R3 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 through December 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/12 – 12/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Currency Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	7/1/12	12/31/12	7/1/12 - 12/31/12

Class A
Actual	$1,000.00	$1,056.50	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.13
Class B
Actual	$1,000.00	$1,052.10	$9.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$9.17
Class C
Actual	$1,000.00	$1,054.40	$8.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.77	$8.42
Class F
Actual	$1,000.00	$1,057.00	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.62
Class I
Actual	$1,000.00	$1,057.60	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	$4.12
Class P
Actual	$1,000.00	$1,055.20	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.87	$6.34
Class R2
Actual	$1,000.00	$1,054.30	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.06	$7.15
Class R3
Actual	$1,000.00	$1,055.10	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.62	$6.65

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.01% for Class A, 1.81% for Class B, 1.66% for Class C, 0.91% for Class F, 0.81% for Class I, 1.25% for Class P, 1.41% for Class R2 and 1.31% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
December 31, 2012

Sector*	%**
Asset-Backed	10.09%
Automotive	1.34%
Banking	6.80%
Basic Industry	2.64%
Capital Goods	1.26%
Consumer Cyclical	2.16%
Consumer Non-Cyclical	2.14%
Energy	7.14%
Financial Services	4.14%
Foreign Government	6.54%

Sector*	%**
Health Care	1.80%
Insurance	0.57%
Media	2.57%
Mortgage-Backed	37.67%
Real Estate	2.13%
Services	0.75%
Technology & Electronics	2.38%
Telecommunications	2.51%
Utility	1.47%
Short-Term Investment	3.90%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	7/1/12	12/31/12	7/1/12 - 12/31/12

Class A
Actual	$1,000.00	$1,104.80	$1.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.63	$1.53
Class B
Actual	$1,000.00	$1,101.30	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.28
Class C
Actual	$1,000.00	$1,100.40	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.28
Class F
Actual	$1,000.00	$1,105.60	$0.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.38	$0.76
Class I
Actual	$1,000.00	$1,106.60	$0.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.89	$0.25
Class R2
Actual	$1,000.00	$1,103.50	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.90
Class R3
Actual	$1,000.00	$1,104.20	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.64

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.30% for Class A, 1.04% for Classes B and C, 0.15% for Class F, 0.05% for Class I, 0.57% for Class R2 and 0.52% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Portfolio Allocation
December 31, 2012

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	0.96%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.50%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	6.41%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	18.88%
Lord Abbett Investment Trust-High Yield Fund-Class I	10.65%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	43.52%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I	19.08%
100.00%

* Represents percent of total investments.

Schedule of Investments
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

ASSET-BACKED SECURITIES 10.24%

Automobiles 4.85%
Ally Auto Receivables Trust 2011–5 A2	0.80%	6/16/2014	0.21	$413	$413,594
Ally Auto Receivables Trust 2012–1 A2	0.71%	9/15/2014	0.33	677	678,258
Ally Auto Receivables Trust 2012–5 A3	0.62%	3/15/2017	2.22	1,020	1,021,310
AmeriCredit Automobile Receivables Trust 2011–2 A2	0.90%	9/8/2014	0.01	45	44,743
AmeriCredit Automobile Receivables Trust 2011–3 A2	0.84%	11/10/2014	0.11	150	149,679
AmeriCredit Automobile Receivables Trust 2011–4 A2	0.92%	3/9/2015	0.25	352	352,231
AmeriCredit Automobile Receivables Trust 2011–5 A2	1.19%	8/8/2015	0.40	414	415,446
AmeriCredit Automobile Receivables Trust 2012–1 A2	0.91%	10/8/2015	0.51	746	748,368
AmeriCredit Automobile Receivables Trust 2012–3 A2	0.71%	12/8/2015	0.67	595	596,073
AmeriCredit Automobile Receivables Trust 2012–4 A3	0.67%	6/8/2017	2.01	625	625,488
Bank of America Auto Trust 2012–1 A2	0.59%	11/17/2014	0.35	824	824,796
CarMax Auto Owner Trust 2011–1 A3	1.29%	9/15/2015	0.52	600	602,873
CarMax Auto Owner Trust 2011–2 A2	0.68%	9/15/2014	0.15	407	406,976
CarMax Auto Owner Trust 2011–3 A2	0.70%	11/17/2014	0.23	588	588,923
CarMax Auto Owner Trust 2012–1 A2	0.59%	3/16/2015	0.38	607	608,083
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	0.17	236	236,131
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	0.45	663	663,708
Ford Credit Auto Owner Trust 2012-A A2	0.62%	9/15/2014	0.21	130	130,427
Harley-Davidson Motorcycle Trust 2011–2 A2	0.71%	5/15/2015	0.29	371	371,819
Huntington Auto Trust 2012–1 A2	0.54%	11/17/2014	0.37	849	849,465
Huntington Auto Trust 2012–2 A3	0.51%	4/17/2017	2.21	1,880	1,880,055
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	1.02	1,100	1,106,621
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	2.20	950	950,475
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	0.37	634	634,970
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	0.45	533	532,915
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	0.49	226	227,528

See Notes to Financial Statements.	11

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2011–1 A2	0.94%		2/18/2014	0.03	$79	$78,611
Santander Drive Auto Receivables Trust 2011–2 A2	1.04%		4/15/2014	0.10	172	172,621
Santander Drive Auto Receivables Trust 2011–4 A2	1.37%		3/16/2015	0.36	292	293,282
Santander Drive Auto Receivables Trust 2012–2 A2	0.91%		5/15/2015	0.53	1,171	1,174,039
Santander Drive Auto Receivables Trust 2012–3 A2	0.83%		4/15/2015	0.54	356	356,465
Santander Drive Auto Receivables Trust 2012–4 A2	0.79%		8/17/2015	0.58	685	686,453
Santander Drive Auto Receivables Trust 2012–6 A3	0.62%		7/15/2016	1.51	910	910,399
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	1.61	360	362,110
Volkswagen Auto Loan Enhanced Trust 2012–2 A3	0.46%		1/20/2017	2.07	2,050	2,049,916

Total						21,744,851

Credit Cards 2.45%
Bank of America Credit Card Trust 2008-B1	1.709%	#	6/15/2015	0.03	300	300,152
Bank One Issuance Trust 2003-A4	0.459%	#	1/15/2016	0.03	425	425,399
Bank One Issuance Trust 2003-A8	0.459%	#	5/16/2016	0.03	1,200	1,201,897
Capital One Multi-Asset Execution Trust 2006-A5	0.269%	#	1/15/2016	0.03	400	400,002
Chase Issuance Trust 2004-A8	0.329%	#	9/15/2015	0.03	500	500,027
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	0.20	1,100	1,109,802
Chase Issuance Trust 2011-A2	0.299%	#	5/15/2015	0.03	300	300,079
Chase Issuance Trust 2012-A6 A	0.339%	#	8/15/2017	0.03	850	851,089
Citibank Omni Master Trust 2009-A14A†	2.959%	#	8/15/2018	0.06	1,675	1,743,105
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	0.44	1,400	1,434,040
Discover Card Master Trust I 2010-A1	0.859%	#	9/15/2015	0.03	1,000	1,001,122
Discover Card Master Trust I 2011-A2	0.419%	#	11/16/2015	0.03	300	300,214
MBNA Credit Card Master Note Trust 2005-A10	0.269%	#	11/16/2015	0.03	295	295,059
World Financial Network Credit Card Master Trust 2006-A†	0.339%	#	2/15/2017	0.03	1,100	1,099,870

Total						10,961,857

12	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Home Equity 0.01%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.27	$36	$35,139

Other 2.93%
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2.69	750	762,697
Nelnet Student Loan Trust 2010–3A A†	1.095%	#	7/27/2048	0.09	286	288,497
Nelnet Student Loan Trust 2010–4A A†	1.01%	#	4/25/2046	-0.01	914	921,379
SLM Student Loan Trust 2005-A A2	0.448%	#	12/15/2020	0.18	840	831,773
SLM Student Loan Trust 2007–2 A2	0.315%	#	7/25/2017	0.06	915	913,718
SLM Student Loan Trust 2007–7 A2(a)	0.515%	#	1/25/2016	0.06	648	648,308
SLM Student Loan Trust 2010-A 2A†	3.459%	#	5/16/2044	0.13	2,113	2,228,469
SLM Student Loan Trust 2010-B A1†	2.129%	#	8/15/2016	0.03	37	36,993
SLM Student Loan Trust 2010-C A1†	1.859%	#	12/15/2017	0.03	549	551,585
SLM Student Loan Trust 2011–1 A1	0.73%	#	3/25/2026	0.09	1,155	1,163,516
SLM Student Loan Trust 2011-A A1†	1.209%	#	10/15/2024	0.04	927	931,318
SLM Student Loan Trust 2011-B A1†	1.059%	#	12/16/2024	0.03	1,203	1,205,623
SLM Student Loan Trust 2011-C A1†	1.609%	#	12/15/2023	0.04	504	508,878
SLM Student Loan Trust 2012-A A1†	1.609%	#	8/15/2025	0.05	811	822,144
SLM Student Loan Trust 2012-C A1†	1.309%	#	8/15/2023	0.04	845	852,497
SLM Student Loan Trust 2012-E A1†	0.959%	#	10/16/2023	0.04	441	442,925

Total						13,110,320

Total Asset-Backed Securities (cost $45,796,051)						45,852,167

CORPORATE BONDS 38.99%

Auto Loans 0.73%
Ford Motor Credit Co. LLC	7.00%		10/1/2013	0.72	1,500	1,571,400
Ford Motor Credit Co. LLC	8.70%		10/1/2014	1.62	1,500	1,687,473

Total						3,258,873

Auto Parts & Equipment 0.12%
Delphi Corp.	5.875%		5/15/2019	1.30	500	538,750

Automakers 0.22%
Daimler Finance North America LLC†	1.51%	#	9/13/2013	0.19	1,000	1,005,773

Banking 7.07%
Abbey National Treasury Services plc (United Kingdom)(b)	1.893%	#	4/25/2014	1.31	500	499,017
Abbey National Treasury Services plc (United Kingdom)(b)	2.875%		4/25/2014	1.28	500	510,613

See Notes to Financial Statements.	13

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Banking (continued)
AmSouth Bank	4.85%		4/1/2013	0.24	$500	$506,875
Associated Banc-Corp	1.875%		3/12/2014	1.08	1,000	1,000,422
Banco Bradesco SA†	3.125%		4/22/2013	0.31	300	302,250
Bank of America Corp.	4.875%		1/15/2013	0.03	1,000	1,001,350
Bank of America Corp.	4.90%		5/1/2013	0.32	200	202,745
Bank of Nova Scotia (Canada)†(b)	2.15%		8/3/2016	3.44	890	935,219
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%		2/4/2013	0.09	1,000	1,001,422
Caribbean Development Bank†	0.621%	#	7/19/2013	0.55	1,000	1,001,219
Central American Bank for Economic Integration (Honduras)†(b)	6.75%		4/15/2013	0.29	515	523,837
Citigroup, Inc.	5.50%		4/11/2013	0.27	4,000	4,041,488
Citigroup, Inc.	6.00%		12/13/2013	0.92	333	349,019
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	1.86	610	635,757
Compagnie de Financement Foncier SA (France)†(b)	1.071%	#	4/17/2014	1.30	1,300	1,287,993
Compagnie de Financement Foncier SA (France)†(b)	2.125%		4/22/2013	0.31	1,100	1,105,033
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	2.13	800	816,190
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2016	2.70	1,280	1,328,070
Goldman Sachs Group, Inc. (The)	1.312%	#	2/7/2014	0.10	1,000	1,003,194
JPMorgan Chase & Co.	1.058%	#	5/2/2014	0.20	1,000	1,007,191
JPMorgan Chase & Co.	1.061%	#	9/30/2013	0.23	2,000	2,010,732
JPMorgan Chase & Co.	1.359%	#	3/20/2015	0.21	2,000	2,023,450
JPMorgan Chase & Co.	5.75%		1/2/2013	0.00	500	500,000
Merrill Lynch & Co., Inc.	5.45%		2/5/2013	0.09	1,500	1,506,546
Merrill Lynch & Co., Inc.	6.15%		4/25/2013	0.31	500	508,067
Morgan Stanley	1.916%	#	1/24/2014	0.06	750	755,034
Royal Bank of Canada (Canada)(b)	1.20%		9/19/2017	4.56	1,670	1,675,922
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2018	4.28	1,280	1,337,535
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	1.65	1,680	1,749,654
Zions Bancorporation	7.75%		9/23/2014	1.60	500	546,301

Total						31,672,145

Beverages 0.40%
Beam, Inc.	6.375%		6/15/2014	1.40	1,550	1,671,359
SABMiller plc (United Kingdom)†(b)(c)	5.50%		8/15/2013	0.60	100	102,832

Total						1,774,191

14	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Building Materials 0.35%
CRH America, Inc.	5.30%		10/15/2013	0.76	$1,522	$1,572,579

Chemicals 1.30%
Airgas, Inc.	2.85%		10/1/2013	0.73	2,500	2,541,932
Airgas, Inc.	7.125%		10/1/2018	0.72	500	533,861
Cabot Finance BV (Netherlands)†(b)	5.25%		9/1/2013	0.65	500	513,613
PPG Industries, Inc.	5.75%		3/15/2013	0.20	665	671,925
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	1.87	1,435	1,543,320

Total						5,804,651

Computer Hardware 1.23%
Hewlett-Packard Co.	1.25%		9/13/2013	0.68	1,500	1,500,242
Hewlett-Packard Co.	1.859%	#	9/19/2014	0.20	1,000	991,249
Hewlett-Packard Co.	4.50%		3/1/2013	0.16	2,250	2,262,073
Seagate Technology International†	10.00%		5/1/2014	1.24	715	773,094

Total						5,526,658

Consumer/Commercial/Lease Financing 3.54%
General Electric Capital Corp.	0.449%	#	6/20/2014	0.21	1,089	1,084,440
General Electric Capital Corp.	0.911%		12/11/2015	0.18	2,000	2,003,776
General Electric Capital Corp.	1.016%	#	4/24/2014	0.06	2,000	2,015,210
General Electric Capital Corp.	5.40%		9/20/2013	0.70	6,525	6,758,334
HSBC Finance Corp.	5.25%		1/15/2014	0.99	1,000	1,042,774
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	3.57	940	981,549
SLM Corp.	5.00%		6/15/2018	0.44	250	252,199
SLM Corp.	5.00%		10/1/2013	0.73	700	720,125
SLM Corp.	5.375%		1/15/2013	0.03	1,000	1,002,494

Total						15,860,901

Consumer Products 0.23%
Avon Products, Inc.	4.80%		3/1/2013	0.16	1,015	1,020,427

Diversified Capital Goods 1.01%
Ingersoll-Rand Global Holding Co., Ltd.	6.00%		8/15/2013	0.61	1,000	1,033,587
Ingersoll-Rand Global Holding Co., Ltd.	9.50%		4/15/2014	1.21	1,750	1,937,334
Smiths Group plc (United Kingdom)†(b)	6.05%		5/15/2014	1.31	1,500	1,577,367

Total						4,548,288

Electric: Generation 0.18%
TransAlta Corp. (Canada)(b)	5.75%		12/15/2013	0.94	780	812,538

See Notes to Financial Statements.	15

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Electric: Integrated 1.28%
Black Hills Corp.	9.00%		5/15/2014	1.29	$500	$550,697
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	2.40	500	542,039
Great Plains Energy, Inc.	2.75%		8/15/2013	0.60	1,000	1,010,521
Metropolitan Edison Co.	4.95%		3/15/2013	0.20	1,000	1,008,420
Monongahela Power Co., Inc.†	7.95%		12/15/2013	0.93	1,500	1,599,456
National Fuel Gas Co.	5.25%		3/1/2013	0.16	1,000	1,007,444

Total						5,718,577

Electronics 0.26%
Maxim Integrated Products, Inc.	3.45%		6/14/2013	0.44	1,150	1,164,944

Energy: Exploration & Production 1.38%
Anadarko Petroleum Corp.	7.625%		3/15/2014	1.14	1,750	1,881,626
GlobalSantaFe Corp.	5.00%		2/15/2013	0.12	700	703,372
Noble Energy, Inc.	5.25%		4/15/2014	1.24	435	455,784
Petrohawk Energy Corp.	7.875%		6/1/2015	0.08	500	522,353
Petrohawk Energy Corp.	10.50%		8/1/2014	0.08	1,500	1,598,080
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	0.86	1,000	1,033,322

Total						6,194,537

Food & Drug Retailers 0.45%
Safeway, Inc.	1.811%	#	12/12/2013	0.19	2,000	2,001,086

Food: Wholesale 1.02%
Mondelez International, Inc.	6.00%		2/11/2013	0.10	2,500	2,513,752
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	1.45	2,000	2,070,802

Total						4,584,554

Gaming 0.07%
Seminole Indian Tribe of Florida†	7.75%		10/1/2017	0.71	300	325,875

Gas Distribution 3.23%
Buckeye Partners LP	4.625%		7/15/2013	0.51	1,500	1,520,967
DCP Midstream LLC†	9.70%		12/1/2013	0.88	500	538,756
Energy Transfer Partners LP	5.95%		2/1/2015	1.93	1,000	1,096,394
Energy Transfer Partners LP	6.00%		7/1/2013	0.49	3,300	3,378,632
Enterprise Products Operating LLC	6.125%		2/1/2013	0.08	1,600	1,605,898
NiSource Finance Corp.	6.15%		3/1/2013	0.16	2,500	2,520,857
NuStar Pipeline Operating Partnership LP	5.875%		6/1/2013	0.40	500	505,608
Sempra Energy	6.00%		2/1/2013	0.08	110	110,472
Southeast Supply Header LLC†	4.85%		8/15/2014	1.53	1,500	1,564,563

16	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Gas Distribution (continued)
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	1.05	$1,500	$1,611,446

Total						14,453,593

Health Facilities 0.34%
Quest Diagnostics, Inc.	1.16%	#	3/24/2014	0.22	1,500	1,509,605

Health Services 0.68%
McKesson Corp.	5.25%		3/1/2013	0.16	1,000	1,007,490
Medco Health Solutions, Inc.	6.125%		3/15/2013	0.20	2,000	2,022,704

Total						3,030,194

Household & Leisure Products 0.39%
Whirlpool Corp.	5.50%		3/1/2013	0.16	1,750	1,764,130

Integrated Energy 0.17%
Petro-Canada (Canada)(b)	4.00%		7/15/2013	0.53	750	762,361

Machinery 0.12%
Roper Industries, Inc.	6.625%		8/15/2013	0.60	500	517,888

Media: Broadcast 0.47%
TCM Sub LLC†	3.55%		1/15/2015	1.94	2,000	2,090,994

Media: Cable 0.96%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.75%		10/1/2014	1.67	1,000	1,068,171
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%		1/15/2018	4.30	3,000	3,243,750

Total						4,311,921

Media: Diversified 0.79%
Historic TW, Inc.	9.125%		1/15/2013	0.03	3,100	3,108,516
News America, Inc.	9.25%		2/1/2013	0.08	450	452,785

Total						3,561,301

Medical Products 0.43%
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	0.68	680	742,562
DENTSPLY International, Inc.	1.81%	#	8/15/2013	0.12	250	251,417

Life Technologies Corp.	3.375%		3/1/2013	0.16	925	927,829

Total						1,921,808

See Notes to Financial Statements.	17

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Metals/Mining (Excluding Steel) 0.96%
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	1.19	$2,000	$2,199,310
Glencore Funding LLC†	6.00%		4/15/2014	1.23	1,500	1,584,726
Vale Overseas Ltd. (Brazil)(b)	9.00%		8/15/2013	0.60	500	523,520

Total						4,307,556

Multi-Line Insurance 0.57%
American International Group, Inc.	4.25%		5/15/2013	0.36	1,500	1,518,777
Hartford Financial Services Group, Inc.	4.625%		7/15/2013	0.52	1,000	1,019,377
Total						2,538,154

Oil Field Equipment & Services 1.11%
Cameron International Corp.	1.241%	#	6/2/2014	0.16	1,300	1,309,294
National Oilwell Varco, Inc.	6.125%		8/15/2015	0.59	250	252,526
Transocean, Inc.	4.95%		11/15/2015	2.69	500	547,832
Transocean, Inc.	5.25%		3/15/2013	0.21	1,250	1,261,040
Weatherford International Ltd.	4.95%		10/15/2013	0.77	250	257,311
Weatherford International Ltd.	5.15%		3/15/2013	0.21	1,350	1,360,766

Total						4,988,769

Oil Refining & Marketing 0.45%
NuStar Logistics LP	6.05%		3/15/2013	0.20	500	503,288
Valero Energy Corp.	4.75%		6/15/2013	0.45	500	509,479
Valero Energy Corp.	6.70%		1/15/2013	0.03	1,000	1,001,880

Total						2,014,647

Packaging 0.11%
Rexam plc (United Kingdom)†(b)	6.75%		6/1/2013	0.41	500	511,000

Pharmaceuticals 0.34%
Biogen Idec, Inc.	6.00%		3/1/2013	0.16	500	504,325
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.212%	#	11/8/2013	0.10	1,000	1,006,775

Total						1,511,100

Railroads 0.12%
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%		2/1/2018	4.09	500	556,250

18	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 1.89%
BRE Properties, Inc.	4.697%		3/17/2014	1.16	$1,500	$1,560,247
ERP Operating LP	5.20%		4/1/2013	0.24	175	176,841
Federal Realty Investment Trust	5.40%		12/1/2013	0.89	840	874,663
HCP, Inc.	5.625%		2/28/2013	0.15	1,250	1,259,324
HCP, Inc.	5.65%		12/15/2013	0.93	500	523,117
Health Care REIT, Inc.	6.00%		11/15/2013	0.85	750	782,763
Nationwide Health Properties, Inc.	6.25%		2/1/2013	0.08	2,550	2,560,424
Rouse Co. LLC (The)	6.75%		11/9/2015	0.34	190	199,737
UDR, Inc.	6.05%		6/1/2013	0.41	520	530,909

Total						8,468,025

Software/Services 0.87%
Fidelity National Information Services, Inc.	7.625%		7/15/2017	0.51	800	874,000
Western Union Co. (The)	0.891%	#	3/7/2013	0.17	3,000	3,002,748

Total						3,876,748

Specialty Retail 1.30%
QVC, Inc.†	7.125%		4/15/2017	0.28	3,070	3,219,690
VF Corp.	1.062%	#	8/23/2013	0.14	2,150	2,160,731
Wesfarmers Ltd. (Australia)†(b)	6.998%		4/10/2013	0.27	437	444,260

Total						5,824,681

Telecommunications: Integrated/Services 1.58%
British Telecommunications plc (United Kingdom)(b)	5.15%		1/15/2013	0.04	1,500	1,502,081
Deutsche Telekom International Finance BV (Netherlands)(b)	5.875%		8/20/2013	0.62	1,500	1,549,390
Qwest Communications International, Inc.	7.125%		4/1/2018	0.24	1,500	1,570,729
Qwest Corp.	7.50%		10/1/2014	1.63	775	848,582
Qwest Corp.	7.625%		6/15/2015	2.26	541	612,279
Verizon Maryland, Inc.	7.15%		5/1/2023	0.32	1,000	1,016,704

Total						7,099,765

Telecommunications: Wireless 0.24%
American Tower Corp.	4.625%		4/1/2015	2.12	1,000	1,063,529

Tobacco 0.48%
Altria Group, Inc.	8.50%		11/10/2013	0.83	2,000	2,131,372

See Notes to Financial Statements.	19

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)		Fair Value

Transportation (Excluding Air/Rail) 0.55%
ERAC USA Finance LLC†	2.25%		1/10/2014	0.99		$1,000	$1,010,443
Ryder System, Inc.	6.00%		3/1/2013	0.16		1,425	1,435,881

Total							2,446,324

Total Corporate Bonds (cost $174,079,932)							174,647,062

FOREIGN BOND(d) 0.32%

Netherlands
Ziggo Finance BV†
(cost $1,322,402)	6.125%		11/15/2017	4.19	EUR	1,000	1,417,297

FOREIGN GOVERNMENT OBLIGATIONS 3.42%

Costa Rica 0.05%
Republic of Costa Rica†(b)	8.05%		1/31/2013	0.07		250	251,437

Turkey 3.37%
Turkey Government Bond(d)	Zero Coupon		5/15/2013	0.37	TRY	27,500	15,090,894

Total Foreign Government Obligations(cost $15,404,379)							15,342,331

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.20%
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	3.35		1,583	1,721,946
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	3.56		1,635	1,779,871
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	3.65		2,061	2,244,970
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	3.86		732	783,102
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	3.62		828	883,766
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	4.25		1,404	1,458,303
Federal Home Loan Mortgage Corp. K019 A1	1.459%		9/25/2021	4.85		1,279	1,302,839
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	3.26		653	673,483
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	3.56		783	820,650
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	4.45		1,862	1,931,836
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	4.74		722	743,747

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,715,500)							14,344,513

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.71%
Federal Home Loan Mortgage Corp.	2.412%	#	6/1/2038	0.65		340	362,098
Federal Home Loan Mortgage Corp.	2.447%	#	10/1/2035	0.83		954	1,007,256
Federal Home Loan Mortgage Corp.	2.542%	#	6/1/2037	0.75		1,378	1,466,626

20	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.646%	#	12/1/2035	0.90	$820	$877,032
Federal Home Loan Mortgage Corp.	2.704%	#	5/1/2036	0.90	618	659,467
Federal Home Loan Mortgage Corp.	2.709%	#	4/1/2037	0.70	736	784,432
Federal Home Loan Mortgage Corp.	2.72%	#	8/1/2038	0.64	245	262,088
Federal Home Loan Mortgage Corp.	2.737%	#	12/1/2035	0.71	1,284	1,372,349
Federal Home Loan Mortgage Corp.	2.74%	#	3/1/2036	0.85	830	885,094
Federal Home Loan Mortgage Corp.	2.767%	#	2/1/2035	0.86	2,288	2,442,950
Federal Home Loan Mortgage Corp.	2.77%	#	12/1/2037	0.86	626	667,037
Federal Home Loan Mortgage Corp.	2.794%	#	4/1/2037	0.61	335	357,535
Federal Home Loan Mortgage Corp.	2.799%	#	5/1/2035	0.65	1,314	1,402,668
Federal Home Loan Mortgage Corp.	2.802%	#	10/1/2039	0.68	781	833,630
Federal Home Loan Mortgage Corp.	2.807%	#	3/1/2038	0.92	926	988,449
Federal Home Loan Mortgage Corp.	2.809%	#	5/1/2035	0.76	558	597,012
Federal Home Loan Mortgage Corp.	2.844%	#	2/1/2037	0.80	1,207	1,298,526
Federal Home Loan Mortgage Corp.	2.885%	#	12/1/2036	0.73	1,102	1,176,496
Federal Home Loan Mortgage Corp.	2.931%	#	4/1/2038	0.70	1,281	1,364,826
Federal Home Loan Mortgage Corp.	2.957%	#	9/1/2036	0.79	974	1,043,458
Federal Home Loan Mortgage Corp.	2.972%	#	11/1/2038	0.67	1,279	1,357,328
Federal Home Loan Mortgage Corp.	3.18%	#	10/1/2039	0.80	285	304,436
Federal Home Loan Mortgage Corp.	3.252%	#	10/1/2038	0.85	577	618,677
Federal Home Loan Mortgage Corp.	3.949%	#	2/1/2038	0.88	1,142	1,199,775
Federal Home Loan Mortgage Corp.	4.80%	#	9/1/2037	0.79	756	807,190
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.20	198	212,953
Federal Home Loan Mortgage Corp.	5.067%	#	7/1/2036	1.33	432	464,312
Federal National Mortgage Assoc.	2.035%	#	8/1/2037	0.47	349	368,678
Federal National Mortgage Assoc.	2.221%	#	6/1/2037	0.51	364	385,810
Federal National Mortgage Assoc.	2.273%	#	11/1/2034	0.45	1,031	1,095,475
Federal National Mortgage Assoc.	2.306%	#	1/1/2035	0.44	968	1,033,525
Federal National Mortgage Assoc.	2.368%	#	3/1/2038	0.89	319	343,667
Federal National Mortgage Assoc.	2.398%	#	11/1/2036	0.69	253	269,298
Federal National Mortgage Assoc.	2.506%	#	12/1/2035	0.78	993	1,048,583
Federal National Mortgage Assoc.	2.51%	#	1/1/2036	0.81	2,001	2,124,194
Federal National Mortgage Assoc.	2.521%	#	2/1/2036	0.79	562	597,293
Federal National Mortgage Assoc.	2.559%	#	1/1/2040	0.69	260	273,790
Federal National Mortgage Assoc.	2.671%	#	8/1/2037	0.56	640	679,288
Federal National Mortgage Assoc.	2.707%	#	9/1/2038	0.53	495	526,319
Federal National Mortgage Assoc.	2.758%	#	3/1/2039	0.65	598	634,535
Federal National Mortgage Assoc.	2.858%	#	6/1/2038	0.57	279	298,977

See Notes to Financial Statements.	21

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.881%	#	2/1/2038	0.56	$ 296	$ 315,453
Federal National Mortgage Assoc.	2.885%	#	1/1/2038	0.86	625	668,743
Federal National Mortgage Assoc.	2.892%	#	10/1/2036	0.58	975	1,036,583
Federal National Mortgage Assoc.	2.95%		3/1/2015	2.15	1,000	1,042,980
Federal National Mortgage Assoc.	3.044%	#	1/1/2038	0.93	627	671,914
Federal National Mortgage Assoc.	3.147%	#	11/1/2038	0.60	920	981,802
Federal National Mortgage Assoc.	3.18%		11/1/2014	1.81	1,147	1,189,889
Federal National Mortgage Assoc.	3.205%	#	9/1/2037	0.64	276	294,847
Federal National Mortgage Assoc.	3.572%	#	6/1/2038	1.03	1,165	1,237,356
Federal National Mortgage Assoc.	3.702%	#	12/1/2038	0.34	351	373,205
Federal National Mortgage Assoc.	3.931%	#	8/1/2038	0.84	355	380,874
Federal National Mortgage Assoc.(e)	4.50%		TBA	2.55	5,500	5,917,656
Federal National Mortgage Assoc.	5.50%		2/1/2034	2.87	1,679	1,845,648
Federal National Mortgage Assoc.	5.50%		11/1/2034	2.87	1,863	2,038,545
Federal National Mortgage Assoc.	5.50%		8/1/2037	2.90	3,441	3,761,176
Federal National Mortgage Assoc.	5.936%	#	9/1/2037	1.11	621	666,218

Total Government Sponsored Enterprises Pass-Throughs (cost $56,660,069)						56,916,021

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.70%
7 WTC Depositor LLC Trust 2012–7WTC A†	4.082%		3/13/2031	2.78	200	211,735
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	3.94	507	547,643
Arkle Master Issuer plc 2010–1A 2A†	1.461%	#	5/17/2060	-0.12	200	200,281
Arkle Master Issuer plc 2010–2A 1A1†	1.711%	#	5/17/2060	-0.11	400	403,207
Arkle Master Issuer plc 2011–1A 2A†	1.561%	#	5/17/2060	0.63	400	402,729
Banc of America Commercial Mortgage, Inc. 2005–2 AAB	4.742%		7/10/2043	0.52	187	188,351
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	3.54	1,974	2,242,550
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	0.77	750	748,883
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	2.55	420	419,439
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%		6/11/2050	4.12	698	835,189
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3.54	400	428,910
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	0.96	737	744,795
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%		12/11/2049	3.58	1,167	1,343,854

22	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM 2007-C9 Mortgage Trust 2007-C9 AM	5.65%		12/10/2049	4.00	$1,230	$1,413,632
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.389%	#	6/15/2022	0.60	929	914,080
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	2.34	1,674	1,770,528
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	5.106%	#	7/17/2028	0.55	622	630,943
Commercial Mortgage Pass-Through Certificates 2012–9W57 A†	2.365%		2/10/2029	3.89	2,135	2,245,861
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	4.48	2,210	2,277,829
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.336%	#	9/17/2029	2.21	2,230	2,279,413
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.409%	#	2/15/2039	1.82	504	517,357
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.786%	#	6/15/2038	2.85	1,525	1,735,646
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	3.30	683	778,070
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	0.36	1,358	1,374,805
CS First Boston Mortgage Securities orp. 2003-CK2 A4	4.801%		3/15/2036	0.04	308	308,103
CW Capital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	3.38	1,520	1,729,674
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	2.77	2,283	2,474,425
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	3.83	1,253	1,376,480
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	3.16	1,205	1,302,360
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	3.19	1,850	2,017,720
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	1.68	952	994,754
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	1.69	500	533,717
Fosse Master Issuer plc 2011–1A A2†	1.725%	#	10/18/2054	0.28	449	455,706
Fosse Master Issuer plc 2012–1A 2A2†	1.725%	#	10/18/2054	0.07	300	306,236
Fosse Master Issuer plc 2012–1A 2B1†	2.275%	#	10/18/2054	0.07	350	357,211
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.444%	#	5/10/2040	0.45	900	913,303
Gracechurch Mortgage Financing plc 2006–1 A6†	0.412%	#	11/20/2056	-0.11	220	220,423
Granite Master Issuer plc 2005–1 A4	0.411%	#	12/20/2054	2.08	661	650,370
Granite Master Issuer plc 2005–2 A6	0.471%	#	12/20/2054	2.08	352	346,644
Granite Master Issuer plc 2006–4 A4	0.311%	#	12/20/2054	2.08	520	511,843

See Notes to Financial Statements.	23

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Master Issuer plc 2007–1 3A1	0.411%	#	12/20/2054	2.08	$ 124	$ 122,192
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	0.03	41	41,388
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%		12/10/2049	4.02	1,880	2,227,404
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1.65	693	715,979
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	0.03	271	273,386
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%	#	3/6/2020	0.09	615	616,252
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	3.01	1,216	1,318,889
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	2.91	1,701	1,856,205
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	1.07	500	507,100
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	1.52	1,160	1,189,761
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	2.88	1,600	1,727,677
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	3.28	1,000	1,071,053
Holmes Master Issuer plc 2010–1A A2†	1.74%	#	10/15/2054	0.04	519	523,553
Holmes Master Issuer plc 2012–1A A2†	1.99%	#	10/15/2054	0.06	500	512,163
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	0.45	587	588,883
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	3.51	1,399	1,606,356
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.797%	#	6/15/2049	1.16	638	658,228
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.339%	#	1/15/2049	0.44	789	785,368
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	2.46	1,839	1,927,794
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	3.61	2,000	2,162,418
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	4.47	2,250	2,323,536
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	4.54	1,100	1,128,379

24	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Floating Trust 2008-LAQA A1†	0.751%	#	7/9/2021	1.42	$764	$761,344
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.28	233	238,109
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.273%	#	11/12/2037	2.38	240	267,233
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.03	80	79,728
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.522%	#	6/12/2050	0.02	156	154,944
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006–4 AM	5.204%		12/12/2049	3.49	1,100	1,220,702
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007–7 A3FL†	0.422%	#	6/12/2050	1.37	174	173,521
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	4.24	680	707,482
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	4.45	2,210	2,288,847
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	4.87	434	446,135
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.03	19	19,068
Morgan Stanley Capital I 2007-HQ12 A3	5.592%	#	4/12/2049	2.26	955	1,023,655
Morgan Stanley Capital I 2007-XLF9 A2†	0.769%	#	12/15/2020	0.02	329	320,761
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	2.79	1,515	1,646,785
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	3.16	750	813,900
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	4.82	973	1,003,958
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.04	59	59,004
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	0.05	120	119,569
Permanent Master Issuer plc 2010–1A†	1.49%	#	7/15/2042	0.03	850	850,702
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	2.14	1,580	1,679,079
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	3.13	300	342,564
RBSCF Trust 2010-RR3 WBTB†	5.924%	#	2/16/2051	3.98	1,500	1,755,130
Sequoia Mortgage Trust 2012–3 A2	3.00%		7/25/2042	4.75	322	335,766
Sequoia Mortgage Trust 2012–4 A3	2.069%		9/25/2042	4.43	629	637,694
Sequoia Mortgage Trust 2012–6 A2	1.808%	#	12/25/2042	4.51	1,098	1,096,399
Silverstone Master Issuer plc 2011–1A†	1.869%	#	1/21/2055	0.07	400	408,772
Silverstone Master Issuer plc 2012–1A†	1.869%	#	1/21/2055	0.08	800	823,583

See Notes to Financial Statements.	25

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	4.26	$2,100	$2,197,893
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%	12/10/2045	4.61	1,000	1,024,110
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	3.82	808	861,670
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	0.26	41	40,786
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.10	405	421,890
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	0.04	279	284,578
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	3.05	720	822,205
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	3.19	645	719,907
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	3.32	870	1,000,965
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	1.14	371	379,163
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%	12/15/2043	3.64	1,650	1,899,716
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	4.44	540	557,697
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	2.85	1,500	1,627,915
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	4.59	420	431,892
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	4.76	514	539,845
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	4.32	1,430	1,479,537
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%	11/15/2045	4.55	595	613,914

Total Non-Agency Commercial Mortgage-Backed Securities (cost $95,264,624)					97,216,780

Total Long-Term Investments (cost $402,242,957)					405,736,171

26	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 8.40%

Commercial Paper 1.50%

Automotive 0.11%
Daimler Finance North America LLC	Zero Coupon	7/22/2013		$500	$497,054

Energy 0.72%
BP Capital Markets plc	Zero Coupon	8/12/2013		2,000	1,992,938
BP Capital Markets plc	Zero Coupon	2/11/2013		1,250	1,248,847

Total					3,241,785

Telecommunications 0.67%
British Telecommunication plc	Zero Coupon	6/3/2013		1,000	996,175
Vodafone Group plc	Zero Coupon	2/8/2013		500	499,367
Vodafone Group plc	Zero Coupon	7/31/2013		1,000	993,436
Vodafone Group plc	Zero Coupon	9/9/2013		500	496,618

Total					2,985,596

Total Commercial Paper (cost $6,724,435)					6,724,435

Foreign Government Obligation 3.04%

Hungary
Hungary Treasury Bill(d) (cost $13,691,862)	Zero Coupon	2/6/2013	HUF	3,029,000	13,641,842

Repurchase Agreement 3.86%
Repurchase Agreement dated 12/31/2012, 0.1% due 1/2/2013 with Bank of America Corp. collateralized by $13,023,000 of U.S. Treasury Bond at 4.625% due 2/15/2040; value: $17,772,546; proceeds: $17,290,096 (cost $17,290,000)				$17,290	17,290,000

Total Short-Term Investments (cost $37,706,297)					37,656,277

Total Investments in Securities 98.98% (cost $439,949,254)					443,392,448

Cash, Foreign Cash and Other Assets in Excess of Liabilities(f) 1.02%					4,575,290

Net Assets 100.00%					$447,967,738

See Notes to Financial Statements.	27

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

EUR	euro.
HUF	Hungarian forint.
TRY	Turkish lira.
~

Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2012.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of December 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)

Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, interest rate swap, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps on Indexes—Sell Protection at December 31, 2012(1):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation	)	Credit Default Swap Agreements Payable at Fair Value(4)

J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	$1,350,000	$1,324,688	$50,181	$24,869		$25,312
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,300,000	1,261,000	71,834	32,834		39,000
UBS AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	1,000,000	875,416	212,557	87,973		124,584
Deutsche Bank	.50%	Markit CMBX. NA.AM.3	12/13/2049	1,000,000	892,500	99,977		(7,523)	107,500

						$434,549	$138,153		$296,396

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Includes upfront payments received.

28	See Notes to Financial Statements.

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Interest Rate Swap at December 31, 2012:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

Barclays Bank plc	.555%	3-Month LIBOR Index	3/9/2014	$12,000,000	$11,968,186	$(31,814)

Open Forward Foreign Currency Exchange Contracts at December 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Argentine peso	Buy	Barclays Bank plc	1/11/2013	26,400,000	$5,265,257	$5,339,536	$74,279
Argentine peso	Buy	Barclays Bank plc	3/4/2013	79,000,000	15,283,420	15,393,608	110,188
Argentine peso	Buy	Deutsche Bank	2/8/2013	43,760,000	8,563,601	8,673,935	110,334
Brazilian real	Buy	Barclays Bank plc	3/4/2013	4,000,000	1,875,293	1,938,924	63,631
Brazilian real	Buy	Deutsche Bank	3/4/2013	7,175,000	3,374,882	3,477,944	103,062
Chilean peso	Buy	J.P. Morgan	1/11/2013	2,115,000,000	4,409,006	4,412,915	3,909
Chilean peso	Buy	Morgan Stanley	3/4/2013	7,575,000,000	15,570,401	15,695,416	125,015
Chilean peso	Buy	UBS AG	1/11/2013	3,194,595,161	6,540,940	6,665,474	124,534
Colombian peso	Buy	Barclays Bank plc	1/11/2013	7,129,000,000	3,920,264	4,032,240	111,976
Colombian peso	Buy	Barclays Bank plc	2/8/2013	8,470,000,000	4,595,768	4,780,488	184,720
Colombian peso	Buy	Deutsche Bank	2/8/2013	12,145,000,000	6,555,121	6,854,666	299,545
Colombian peso	Buy	Deutsche Bank	3/4/2013	27,060,000,000	14,786,885	15,232,198	445,313
Colombian peso	Buy	J.P. Morgan	1/11/2013	6,196,000,000	3,407,672	3,504,525	96,853
Colombian peso	Buy	UBS AG	2/8/2013	7,886,000,000	4,302,237	4,450,877	148,640
Hungarian forint	Buy	J.P. Morgan	1/11/2013	1,433,000,000	6,442,019	6,485,646	43,627
Indonesian rupiah	Buy	Deutsche Bank	1/11/2013	58,540,000,000	6,041,280	6,045,569	4,289
Malaysian ringgit	Buy	Barclays Bank plc	2/8/2013	13,800,000	4,505,387	4,511,847	6,460
Malaysian ringgit	Buy	UBS AG	1/11/2013	2,375,000	773,590	776,651	3,061
Mexican peso	Buy	Credit Suisse	3/4/2013	170,000,000	13,030,015	13,079,388	49,373
Mexican peso	Buy	J.P. Morgan	1/11/2013	11,700,000	900,884	904,495	3,611
Mexican peso	Buy	UBS AG	2/8/2013	207,215,000	15,740,438	15,979,503	239,065
Philippine peso	Buy	Deutsche Bank	3/4/2013	515,000,000	12,617,910	12,624,096	6,186
Philippine peso	Buy	J.P. Morgan	2/8/2013	303,000,000	7,372,263	7,411,808	39,545
Philippine peso	Buy	Morgan Stanley	2/8/2013	190,100,000	4,600,678	4,650,114	49,436
Polish zloty	Buy	Goldman Sachs	1/11/2013	76,000,000	23,734,936	24,533,976	799,040
Polish zloty	Buy	J.P. Morgan	3/4/2013	21,000,000	6,603,981	6,743,088	139,107
Polish zloty	Buy	UBS AG	2/8/2013	2,770,000	861,694	891,598	29,904
Romanian new leu	Buy	Goldman Sachs	1/11/2013	16,085,000	4,568,831	4,767,347	198,516
Russian ruble	Buy	Barclays Bank plc	1/11/2013	328,600,000	10,488,852	10,749,634	260,782
Russian ruble	Buy	Barclays Bank plc	3/4/2013	765,400,000	24,401,830	24,877,910	476,080
Russian ruble	Buy	J.P. Morgan	2/8/2013	144,000,000	4,522,613	4,698,945	176,332
Singapore dollar	Buy	Credit Suisse	2/8/2013	8,360,000	6,804,648	6,843,260	38,612
South African rand	Buy	Deutsche Bank	3/4/2013	1,955,000	223,560	228,708	5,148
South African rand	Buy	Goldman Sachs	2/8/2013	25,000,000	2,849,100	2,934,371	85,271
South African rand	Buy	J.P. Morgan	3/4/2013	217,500,000	24,335,120	25,444,548	1,109,428
South Korean won	Buy	Deutsche Bank	2/8/2013	5,811,000,000	5,302,975	5,442,394	139,419
South Korean won	Buy	J.P. Morgan	2/8/2013	16,216,000,000	14,794,271	15,187,380	393,109

See Notes to Financial Statements.	29

Schedule of Investments (continued)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Open Forward Foreign Currency Exchange Contracts at December 31, 2012: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

South Korean won	Buy	J.P. Morgan	3/4/2013	11,150,000,000	$10,262,782	$10,429,333	$166,551
South Korean won	Buy	UBS AG	1/11/2013	162,600,000	145,578	151,990	6,412
Thai baht	Buy	Barclays Bank plc	2/8/2013	125,800,000	4,070,934	4,104,003	33,069
Thai baht	Buy	J.P. Morgan	2/8/2013	452,500,000	14,662,994	14,762,014	99,020
Thai baht	Buy	J.P. Morgan	2/8/2013	141,580,000	4,587,816	4,618,798	30,982
Thai baht	Buy	Morgan Stanley	1/11/2013	49,700,000	1,611,021	1,623,971	12,950
Thai baht	Buy	Morgan Stanley	3/4/2013	425,000,000	13,787,510	13,845,903	58,393
Turkish lira	Buy	Credit Suisse	1/11/2013	20,600,000	11,352,176	11,533,744	181,568
Turkish lira	Buy	Credit Suisse	3/4/2013	15,610,000	8,657,312	8,680,227	22,915
Turkish lira	Buy	Goldman Sachs	2/8/2013	407,200	224,836	227,150	2,314
Hungarian forint	Sell	Barclays Bank plc	1/11/2013	87,000,000	400,182	393,755	6,427
Singapore dollar	Sell	Credit Suisse	2/8/2013	7,600,000	6,228,385	6,221,145	7,240
Singapore dollar	Sell	UBS AG	2/8/2013	760,000	624,049	622,115	1,934
Singapore dollar	Sell	UBS AG	3/4/2013	5,450,000	4,472,991	4,461,216	11,775

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,938,950

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Brazilian real	Buy	J.P. Morgan	1/11/2013	30,350,000	$14,821,507	$14,807,316	$(14,191)
Brazilian real	Buy	J.P. Morgan	2/8/2013	25,750,000	12,526,756	12,517,448	(9,308)
euro	Buy	Goldman Sachs	1/11/2013	3,505,000	4,649,849	4,626,743	(23,106)
Hungarian forint	Buy	J.P. Morgan	3/4/2013	964,000,000	4,433,323	4,337,541	(95,782)
Hungarian forint	Buy	UBS AG	2/8/2013	2,522,400,000	11,456,342	11,378,344	(77,998)
Indian rupee	Buy	Barclays Bank plc	2/8/2013	454,410,000	8,314,913	8,240,062	(74,851)
Indian rupee	Buy	Deutsche Bank	1/11/2013	388,250,000	7,407,937	7,075,977	(331,960)
Indian rupee	Buy	Morgan Stanley	3/4/2013	783,400,000	14,179,186	14,142,071	(37,115)
Indian rupee	Buy	UBS AG	3/4/2013	237,100,000	4,305,429	4,280,169	(25,260)
Indonesian rupiah	Buy	Deutsche Bank	3/4/2013	100,500,000,000	10,417,746	10,206,154	(211,592)
Indonesian rupiah	Buy	J.P. Morgan	2/8/2013	116,750,000,000	12,017,499	11,884,334	(133,165)
Malaysian ringgit	Buy	UBS AG	3/4/2013	4,180,000	1,370,761	1,364,987	(5,774)
Philippine peso	Buy	Morgan Stanley	1/11/2013	184,500,000	4,514,314	4,498,155	(16,159)
Argentine peso	Sell	Barclays Bank plc	1/11/2013	1,330,000	268,037	268,999	(962)
Colombian peso	Sell	Barclays Bank plc	1/11/2013	950,000,000	537,027	537,330	(303)
euro	Sell	Barclays Bank plc	2/8/2013	3,435,000	4,380,326	4,535,429	(155,103)
euro	Sell	Deutsche Bank	3/20/2013	1,080,000	1,425,127	1,426,517	(1,390)
euro	Sell	UBS AG	1/11/2013	3,505,000	4,575,469	4,626,743	(51,274)
Israeli new shekel	Sell	UBS AG	2/8/2013	21,950,000	5,529,710	5,869,062	(339,352)
Malaysian ringgit	Sell	Barclays Bank plc	2/8/2013	6,800,000	2,218,959	2,223,229	(4,270)
Mexican peso	Sell	J.P. Morgan	1/11/2013	3,000,000	230,962	231,922	(960)
Polish zloty	Sell	Barclays Bank plc	1/11/2013	14,533,000	4,451,209	4,691,477	(240,268)
Romanian new leu	Sell	Goldman Sachs	1/11/2013	765,000	223,423	226,734	(3,311)
South African rand	Sell	Barclays Bank plc	2/8/2013	25,000,000	2,819,519	2,934,371	(114,852)
South African rand	Sell	Deutsche Bank	3/4/2013	5,900,000	663,199	690,220	(27,021)

30	See Notes to Financial Statements.

Schedule of Investments (concluded)
EMERGING MARKETS CURRENCY FUND December 31, 2012

Open Forward Foreign Currency Exchange Contracts at December 31, 2012: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

South African rand	Sell	J.P. Morgan	3/4/2013	21,100,000	$2,460,401	$2,468,414	$(8,013)
South Korean won	Sell	Goldman Sachs	2/8/2013	430,000,000	400,988	402,724	(1,736)
Taiwan dollar	Sell	Credit Suisse	1/11/2013	169,770,000	5,843,056	5,854,289	(11,233)
Taiwan dollar	Sell	Deutsche Bank	3/4/2013	121,900,000	4,212,163	4,230,436	(18,273)
Taiwan dollar	Sell	Goldman Sachs	3/4/2013	94,400,000	3,265,871	3,276,071	(10,200)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,044,782)

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	March 2013	221	Short	$(48,723,594)	$(10,788)
U.S. 5-Year Treasury Note	March 2013	636	Short	(79,127,344)	129,251

Totals				$(127,850,938)	$118,463

See Notes to Financial Statements.	31

Schedule of Investments
GLOBAL ALLOCATION FUND December 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.15%
Lord Abbett Affiliated Fund, Inc. – Class I(b)	142,096	$1,712
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I(c)	50,689	897
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I(c)	666,452	11,403
Lord Abbett Global Fund, Inc – Emerging Markets Currency Fund – Class I(d)	5,082,070	33,592
Lord Abbett Investment Trust – High Yield Fund – Class I(e)	2,406,133	18,960
Lord Abbett Securities Trust-International Dividend Income Fund – Class I(f)	9,353,041	77,443
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) – Class I(g)	1,907,046	33,965

Total Investments in Underlying Funds (cost $172,935,486)		177,972

Liabilities in Excess of Cash and Other Assets (0.15)%		(274)

Net Assets 100.00%		$177,698

(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

32	See Notes to Financial Statements.

Statements of Assets and Liabilities
December 31, 2012

	Emerging Markets Currency Fund	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$439,949,254	$172,935,486

Investments in securities, at fair value	$443,392,448	$177,972,420
Cash	2,083,563	–
Foreign cash, at value (cost $188,575 and $0, respectively)	187,543	–
Receivables:
Interest and dividends	3,453,830	198,890
Capital shares sold	2,515,131	164,144
From affiliates (See Note 3)	–	76,256
Unrealized appreciation on forward foreign currency exchange contracts	6,938,950	–
Prepaid expenses and other assets	31,649	15,971

Total assets	458,603,114	178,427,681

LIABILITIES:
Payables:
To bank	–	54,770
Investment securities purchased	6,269,363	–
Investment in Underlying Funds purchased	–	200,283
Capital shares reacquired	411,914	280,313
12b-1 distribution fees	49,564	60,092
Management fee	188,668	7,456
Directors’ fees	50,151	30,576
Fund administration	15,093	–
To affiliate (See Note 3)	68,528	–
Variation margin	10,066	–
Unrealized depreciation on forward foreign currency exchange contracts	2,044,782	–
Unrealized depreciation on interest rate swap	31,814	–
Credit default swap agreements payable, at fair value (including upfront payments received $434,549)	296,396	–
Distributions payable	991,176	–
Accrued expenses	207,861	96,394

Total liabilities	10,635,376	729,884

NET ASSETS	$447,967,738	$177,697,797

COMPOSITION OF NET ASSETS:
Paid-in capital	$452,614,013	$177,282,658
Distributions in excess of net investment income	(1,235,342)	(30,576)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(11,976,972)	(4,591,119)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	8,566,039	5,036,834

Net Assets	$447,967,738	$177,697,797

See Notes to Financial Statements.	33

Statements of Assets and Liabilities (concluded)
December 31, 2012

	Emerging Markets Currency Fund	Global Allocation Fund
Net assets by class:
Class A Shares	$73,947,491	$110,909,544
Class B Shares	$1,218,668	$6,938,893
Class C Shares	$28,543,150	$29,820,603
Class F Shares	$71,621,970	$2,422,819
Class I Shares	$271,710,168	$22,288,548
Class P Shares	$10,039	–
Class R2 Shares	$299,734	$106,627
Class R3 Shares	$616,518	$5,210,763
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $0.001 par value)	11,158,619	9,708,716
Class B Shares (30 million and 15 million shares of common stock authorized, $0.001 par value)	183,050	659,076
Class C Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	4,282,184	2,828,886
Class F Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	10,815,588	212,041
Class I Shares (100 million and 15 million shares of common stock authorized, $0.001 par value)	41,088,293	1,940,438
Class P Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	1,516	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	45,170	9,179
Class R3 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	93,258	453,915
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.63	$11.42
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 2.25% and 5.75%, respectively)	$6.78	$12.12
Class B Shares-Net asset value	$6.66	$10.53
Class C Shares-Net asset value	$6.67	$10.54
Class F Shares-Net asset value	$6.62	$11.43
Class I Shares-Net asset value	$6.61	$11.49
Class P Shares-Net asset value	$6.62	–
Class R2 Shares-Net asset value	$6.64	$11.62
Class R3 Shares-Net asset value	$6.61	$11.48

34	See Notes to Financial Statements.

Statements of Operations
For the Year Ended December 31, 2012

	Emerging Markets Currency Fund	Global Allocation Fund
Investment income:
Dividends	$–	$6,191,524
Interest and other	8,382,004	9

Total investment income	8,382,004	6,191,533

Expenses:
Management fee	2,074,887	427,774
12b-1 distribution plan-Class A	160,245	277,643
12b-1 distribution plan-Class B	14,302	75,813
12b-1 distribution plan-Class C	288,973	274,455
12b-1 distribution plan-Class F	73,407	2,713
12b-1 distribution plan-Class P	43	–
12b-1 distribution plan-Class R2	1,919	551
12b-1 distribution plan-Class R3	2,362	20,402
Shareholder servicing	335,686	331,262
Reports to shareholders	85,506	40,934
Professional	69,477	34,854
Fund administration	165,991	–
Custody	78,949	7,366
Directors’ fees	13,148	5,695
Registration	119,035	83,118
Subsidy (See Note 3)	373,255	–
Other	23,075	7,563

Gross expenses	3,880,260	1,590,143
Expense reductions (See Note 7)	(146)	(110)
Expenses assumed by Underlying Funds (See Note 3)	–	(510,682)
Management fee waived (See Note 3)	–	(342,219)

Net expenses	3,880,114	737,132

Net investment income	4,501,890	5,454,401

Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	–	689,757
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	11,874,941	686,556 *
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	20,772,775	16,781,922

Net realized and unrealized gain	32,647,716	18,158,235

Net Increase in Net Assets Resulting From Operations	$37,149,606	$23,612,636

*	Includes net realized gain from affiliated issuers of $687,186 (See Note 9).

See Notes to Financial Statements.	35

Statements of Changes in Net Assets

	Emerging Markets Currency Fund

INCREASE IN NET ASSETS	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Operations:
Net investment income	$4,501,890	$3,805,399
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	11,874,941	(15,808,061)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	20,772,775	(11,943,156)

Net increase (decrease) in net assets resulting from operations	37,149,606	(23,945,818)

Distributions to shareholders from:
Net investment income
Class A	(1,843,700)	(2,718,531)
Class B	(23,310)	(40,038)
Class C	(573,748)	(780,752)
Class F	(1,749,818)	(2,383,764)
Class I	(5,593,517)	(2,505,265)
Class P	(203)	(721)
Class R2	(6,247)	(5,230)
Class R3	(10,022)	(8,516)
Net realized gain
Class A	–	(566,339)
Class B	–	(10,197)
Class C	–	(216,782)
Class F	–	(514,300)
Class I	–	(470,622)
Class P	–	(150)
Class R2	–	(1,502)
Class R3	–	(1,571)
Return of capital
Class A	(282,877)	–
Class B	(3,577)	–
Class C	(88,029)	–
Class F	(268,473)	–
Class I	(858,207)	–
Class P	(31)	–
Class R2	(958)	–
Class R3	(1,538)	–

Total distributions to shareholders	(11,304,255)	(10,224,280)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	216,733,975	248,487,758
Reinvestment of distributions	10,159,041	7,936,574
Cost of shares reacquired	(119,792,291)	(183,015,119)

Net increase in net assets resulting from capital share transactions	107,100,725	73,409,213

Net increase in net assets	132,946,076	39,239,115

NET ASSETS:
Beginning of year	$315,021,662	$275,782,547

End of year	$447,967,738	$315,021,662

Distributions in excess of net investment income	$(1,235,342)	$(14,101)

36	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund

INCREASE IN NET ASSETS	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Operations:
Net investment income	$5,454,401	$5,025,344
Capital gains distributions received from Underlying Funds	689,757	1,533,247
Net realized gain (loss) on investments and foreign currency related transactions	686,556	(450,756)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	16,781,922	(19,608,555)

Net increase (decrease) in net assets resulting from operations	23,612,636	(13,500,720)

Distributions to shareholders from:
Net investment income
Class A	(3,899,618)	(3,589,090)
Class B	(226,021)	(256,468)
Class C	(890,794)	(759,643)
Class F	(92,639)	(99,816)
Class I	(664,970)	(391,082)
Class R2	(3,183)	(993)
Class R3	(150,568)	(94,353)
Return of capital
Class A	(65,497)	–
Class B	(3,796)	–
Class C	(14,961)	–
Class F	(1,556)	–
Class I	(11,168)	–
Class R2	(53)	–
Class R3	(2,529)	–

Total distributions to shareholders	(6,027,353)	(5,191,445)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	34,627,973	60,938,657
Reinvestment of distributions	5,682,158	4,812,956
Cost of shares reacquired	(43,626,970)	(41,052,164)

Net increase (decrease) in net assets resulting from capital share transactions	(3,316,839)	24,699,449

Net increase in net assets	14,268,444	6,007,284

NET ASSETS:
Beginning of year	$163,429,353	$157,422,069

End of year	$177,697,797	$163,429,353

Distributions in excess of net investment income	$(30,576)	$(4,488)

See Notes to Financial Statements.	37

Financial Highlights
EMERGING MARKETS CURRENCY FUND

	Class A Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.15	$6.74	$6.70	$5.72	$6.73

Investment operations:
Net investment income(a)	.07	.08	.11	.17	.24
Net realized and unrealized gain (loss)	.58	(.46)	.27	.99	(1.01)

Total from investment operations	.65	(.38)	.38	1.16	(.77)

Distributions to shareholders from:
Net investment income	(.15)	(.18)	(.20)	(.18)	(.14)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.10)

Total distributions	(.17)	(.21)	(.34)	(.18)	(.24)

Net asset value, end of year	$6.63	$6.15	$6.74	$6.70	$5.72

Total Return(b)	10.69%	(5.87)%	5.79%	20.53%	(11.90)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.01%	1.02%	1.17%	1.27%	1.23%
Expenses, including expense reductions and expenses reimbursed	1.01%	1.02%	1.17%	1.27%	1.22%
Expenses, excluding expense reductions and expenses reimbursed	1.01%	1.02%	1.17%	1.27%	1.27%
Net investment income	1.02%	1.18%	1.68%	2.69%	3.59%

Supplemental Data:

Net assets, end of year (000)	$73,947	$80,034	$98,279	$109,152	$83,426
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

38	See Notes to Financial Statements.

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class B Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.18	$6.77	$6.73	$5.74	$6.74

Investment operations:
Net investment income(a)	.02	.03	.07	.13	.19
Net realized and unrealized gain (loss)	.58	(.46)	.26	.99	(1.00)

Total from investment operations	.60	(.43)	.33	1.12	(.81)

Distributions to shareholders from:
Net investment income	(.10)	(.13)	(.15)	(.13)	(.11)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.08)

Total distributions	(.12)	(.16)	(.29)	(.13)	(.19)

Net asset value, end of year	$6.66	$6.18	$6.77	$6.73	$5.74

Total Return(b)	9.79%	(6.55)%	5.10%	19.68%	(12.37)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.80%	1.80%	1.83%	1.93%	1.88%
Expenses, including expense reductions and expenses reimbursed	1.80%	1.80%	1.83%	1.93%	1.88%
Expenses, excluding expense reductions and expenses reimbursed	1.80%	1.80%	1.83%	1.93%	1.95%
Net investment income	.24%	.44%	1.05%	2.11%	2.93%

Supplemental Data:

Net assets, end of year (000)	$1,219	$1,674	$2,693	$3,884	$4,105
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	39

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class C Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.19	$6.78	$6.74	$5.74	$6.75

Investment operations:
Net investment income(a)	.02	.03	.07	.13	.19
Net realized and unrealized gain (loss)	.59	(.46)	.26	1.00	(1.01)

Total from investment operations	.61	(.43)	.33	1.13	(.82)

Distributions to shareholders from:
Net investment income	(.11)	(.13)	(.15)	(.13)	(.11)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.08)

Total distributions	(.13)	(.16)	(.29)	(.13)	(.19)

Net asset value, end of year	$6.67	$6.19	$6.78	$6.74	$5.74

Total Return(b)	9.91%	(6.44)%	5.09%	19.85%	(12.50)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.68%	1.69%	1.82%	1.91%	1.87%
Expenses, including expense reductions and expenses reimbursed	1.68%	1.69%	1.82%	1.91%	1.87%
Expenses, excluding expense reductions and expenses reimbursed	1.68%	1.69%	1.82%	1.91%	1.91%
Net investment income	.37%	.51%	1.02%	2.03%	2.95%

Supplemental Data:

Net assets, end of year (000)	$28,543	$36,551	$34,232	$27,512	$18,407
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

40	See Notes to Financial Statements.

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class F Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.15	$6.74	$6.69	$5.71	$6.73

Investment operations:
Net investment income(a)	.07	.09	.13	.18	.25
Net realized and unrealized gain (loss)	.58	(.47)	.27	.99	(1.01)

Total from investment operations	.65	(.38)	.40	1.17	(.76)

Distributions to shareholders from:
Net investment income	(.16)	(.18)	(.21)	(.19)	(.15)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.11)

Total distributions	(.18)	(.21)	(.35)	(.19)	(.26)

Net asset value, end of year	$6.62	$6.15	$6.74	$6.69	$5.71

Total Return(b)	10.63%	(5.77)%	6.20%	20.82%	(11.76)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.91%	.91%	.92%	.98%	.96%
Expenses, including expense reductions and expenses reimbursed	.91%	.91%	.92%	.98%	.96%
Expenses, excluding expense reductions and expenses reimbursed	.91%	.91%	.92%	.98%	.98%
Net investment income	1.12%	1.27%	1.88%	2.72%	3.94%

Supplemental Data:

Net assets, end of year (000)	$71,622	$76,795	$61,059	$24,463	$710
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	41

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class I Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.14	$6.73	$6.69	$5.72	$6.73

Investment operations:
Net investment income(a)	.08	.09	.13	.19	.26
Net realized and unrealized gain (loss)	.57	(.46)	.27	.98	(1.00)

Total from investment operations	.65	(.37)	.40	1.17	(.74)

Distributions to shareholders from:
Net investment income	(.16)	(.19)	(.22)	(.20)	(.15)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.12)

Total distributions	(.18)	(.22)	(.36)	(.20)	(.27)

Net asset value, end of year	$6.61	$6.14	$6.73	$6.69	$5.72

Total Return(b)	10.75%	(5.68)%	6.17%	20.89%	(11.47)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.80%	.81%	.83%	.92%	.88%
Expenses, including expense reductions and expenses reimbursed	.80%	.81%	.83%	.92%	.87%
Expenses, excluding expense reductions and expenses reimbursed	.80%	.81%	.83%	.92%	.90%
Net investment income	1.21%	1.40%	2.00%	3.06%	3.96%

Supplemental Data:

Net assets, end of year (000)	$271,710	$119,329	$79,092	$27,176	$19,830
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

42	See Notes to Financial Statements.

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class P Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.14	$6.74	$6.69	$5.71	$6.71

Investment operations:
Net investment income(a)	.05	.07	.11	.16	.24
Net realized and unrealized gain (loss)	.59	(.48)	.27	.99	(1.01)

Total from investment operations	.64	(.41)	.38	1.15	(.77)

Distributions to shareholders from:
Net investment income	(.14)	(.16)	(.19)	(.17)	(.13)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.10)

Total distributions	(.16)	(.19)	(.33)	(.17)	(.23)

Net asset value, end of year	$6.62	$6.14	$6.74	$6.69	$5.71

Total Return(b)	10.27%	(6.07)%	5.87%	20.43%	(11.91)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.24%	1.25%	1.27%	1.32%	1.30%
Expenses, including expense reductions and expenses reimbursed	1.24%	1.25%	1.27%	1.32%	1.30%
Expenses, excluding expense reductions and expenses reimbursed	1.24%	1.25%	1.27%	1.32%	1.37%
Net investment income	.80%	.98%	1.61%	2.50%	3.52%

Supplemental Data:

Net assets, end of year (000)	$10	$9	$32	$16	$4
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	43

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class R2 Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.16	$6.75	$6.71	$5.72	$6.73

Investment operations:
Net investment income(a)	.04	.05	.09	.15	.25
Net realized and unrealized gain (loss)	.59	(.46)	.27	1.00	(1.01)

Total from investment operations	.63	(.41)	.36	1.15	(.76)

Distributions to shareholders from:
Net investment income	(.13)	(.15)	(.18)	(.16)	(.14)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.11)

Total distributions	(.15)	(.18)	(.32)	(.16)	(.25)

Net asset value, end of year	$6.64	$6.16	$6.75	$6.71	$5.72

Total Return(b)	10.24%	(6.22)%	5.54%	20.12%	(11.63)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.41%	1.41%	1.42%	1.50%	1.08%
Expenses, including expense reductions and expenses reimbursed	1.41%	1.41%	1.42%	1.50%	1.07%
Expenses, excluding expense reductions and expenses reimbursed	1.41%	1.41%	1.42%	1.50%	1.15%
Net investment income	.63%	.76%	1.39%	2.44%	3.74%

Supplemental Data:

Net assets, end of year (000)	$300	$218	$70	$23	$12
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

44	See Notes to Financial Statements.

Financial Highlights (concluded)
EMERGING MARKETS CURRENCY FUND

	Class R3 Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.14	$6.73	$6.70	$5.72	$6.73

Investment operations:
Net investment income(a)	.05	.06	.10	.16	.23
Net realized and unrealized gain (loss)	.57	(.46)	.26	.99	(.99)

Total from investment operations	.62	(.40)	.36	1.15	(.76)

Distributions to shareholders from:
Net investment income	(.13)	(.16)	(.19)	(.17)	(.14)
Net realized gain	–	(.03)	(.14)	–	–
Return of capital	(.02)	–	–	–	(.11)

Total distributions	(.15)	(.19)	(.33)	(.17)	(.25)

Net asset value, end of year	$6.61	$6.14	$6.73	$6.70	$5.72

Total Return(b)	10.23%	(6.14)%	5.49%	20.33%	(11.76)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.29%	1.31%	1.33%	1.41%	1.26%
Expenses, including expense reductions and expenses reimbursed	1.29%	1.31%	1.33%	1.41%	1.26%
Expenses, excluding expense reductions and expenses reimbursed	1.29%	1.31%	1.33%	1.41%	1.30%
Net investment income	.74%	.92%	1.48%	2.52%	3.50%

Supplemental Data:

Net assets, end of year (000)	$617	$411	$326	$103	$57
Portfolio turnover rate	141.92%	130.30%	113.50%	90.72%	83.70%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	45

Financial Highlights
GLOBAL ALLOCATION FUND

	Class A Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.29	$11.41	$10.56	$7.95	$13.15

Investment operations:
Net investment income(a)	.36	.35	.33	.28	.26
Net realized and unrealized gain (loss)	1.16	(1.12)	.84	2.66	(5.10)

Total from investment operations	1.52	(.77)	1.17	2.94	(4.84)

Distributions to shareholders from:
Net investment income	(.38)	(.35)	(.32)	(.33)	(.17)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.39)	(.35)	(.32)	(.33)	(.36)

Net asset value, end of year	$11.42	$10.29	$11.41	$10.56	$7.95

Total Return(b)	15.02%	(6.89)%	11.36%	37.83%	(37.33)%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30%	.28%	.35%	.35%	1.07%
Expenses, including expense reductions, expenses assumed and management fee waived	.30%	.28%	.35%	.35%	1.06%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.80%	.84%	.94%	1.17%	1.60%
Net investment income	3.31%	3.11%	3.07%	3.15%	2.40%

Supplemental Data:

Net assets, end of year (000)	$110,910	$108,217	$107,234	$83,625	$53,568
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

46	See Notes to Financial Statements.

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class B Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.51	$10.57	$9.81	$7.38	$12.25

Investment operations:
Net investment income(a)	.25	.24	.23	.21	.18
Net realized and unrealized gain (loss)	1.09	(1.03)	.79	2.48	(4.74)

Total from investment operations	1.34	(.79)	1.02	2.69	(4.56)

Distributions to shareholders from:
Net investment income	(.31)	(.27)	(.26)	(.26)	(.12)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.32)	(.27)	(.26)	(.26)	(.31)

Net asset value, end of year	$10.53	$9.51	$10.57	$9.81	$7.38

Total Return(b)	14.24%	(7.56)%	10.60%	37.10%	(37.74)%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.04%	.99%	1.00%	1.00%	1.72%
Expenses, including expense reductions, expenses assumed and management fee waived	1.04%	.99%	1.00%	1.00%	1.72%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.54%	1.55%	1.59%	1.82%	2.26%
Net investment income	2.51%	2.29%	2.35%	2.49%	1.74%

Supplemental Data:

Net assets, end of year (000)	$6,939	$8,276	$11,389	$10,668	$7,194
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	47

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class C Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$9.53	$10.59	$9.83	$7.40	$12.28

Investment operations:
Net investment income(a)	.26	.25	.24	.22	.18
Net realized and unrealized gain (loss)	1.07	(1.03)	.78	2.47	(4.75)

Total from investment operations	1.33	(.78)	1.02	2.69	(4.57)

Distributions to shareholders from:
Net investment income	(.31)	(.28)	(.26)	(.26)	(.12)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.32)	(.28)	(.26)	(.26)	(.31)

Net asset value, end of year	$10.54	$9.53	$10.59	$9.83	$7.40

Total Return(b)	14.17%	(7.48)%	10.58%	37.00%	(37.73)%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.04%	.97%	1.00%	1.00%	1.71%
Expenses, including expense reductions, expenses assumed and management fee waived	1.04%	.97%	1.00%	1.00%	1.71%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.53%	1.53%	1.59%	1.80%	2.25%
Net investment income	2.62%	2.42%	2.46%	2.55%	1.76%

Supplemental Data:

Net assets, end of year (000)	$29,821	$26,322	$25,893	$17,741	$9,428
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

48	See Notes to Financial Statements.

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class F Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.29	$11.41	$10.56	$7.95	$13.12

Investment operations:
Net investment income(a)	.36	.37	.39	.35	.32
Net realized and unrealized gain (loss)	1.19	(1.12)	.80	2.61	(5.11)

Total from investment operations	1.55	(.75)	1.19	2.96	(4.79)

Distributions to shareholders from:
Net investment income	(.40)	(.37)	(.34)	(.35)	(.19)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.41)	(.37)	(.34)	(.35)	(.38)

Net asset value, end of year	$11.43	$10.29	$11.41	$10.56	$7.95

Total Return(b)	15.28%	(6.72)%	11.57%	38.16%	(37.09)%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.15%	.10%	.10%	.10%	.62%
Expenses, including expense reductions, expenses assumed and management fee waived	.15%	.10%	.10%	.10%	.61%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.65%	.66%	.69%	.83%	1.26%
Net investment income	3.31%	3.36%	3.63%	3.66%	3.02%

Supplemental Data:

Net assets, end of year (000)	$2,423	$3,156	$2,256	$641	$9
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	49

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class I Shares

	Year Ended 12/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$10.34	$11.47	$10.61	$7.98	$13.18

Investment operations:
Net investment income(a)	.39	.38	.37	.32	.31
Net realized and unrealized gain (loss)	1.18	(1.13)	.84	2.67	(5.13)

Total from investment operations	1.57	(.75)	1.21	2.99	(4.82)

Distributions to shareholders from:
Net investment income	(.41)	(.38)	(.35)	(.36)	(.19)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.42)	(.38)	(.35)	(.36)	(.38)

Net asset value, end of year	$11.49	$10.34	$11.47	$10.61	$7.98

Total Return(b)	15.42%	(6.69)%	11.69%	38.39%	(37.10)%
Ratios to Average Net Assets:(c)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05%	.00%	.00%	.00%	.69%
Expenses, including expense reductions, expenses assumed and management fee waived	.05%	.00%	.00%	.00%	.69%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.55%	.57%	.60%	.80%	1.25%
Net investment income	3.57%	3.38%	3.40%	3.55%	2.85%

Supplemental Data:

Net assets, end of year (000)	$22,289	$14,086	$8,460	$1,055	$557
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

50	See Notes to Financial Statements.

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class R2 Shares

	Year Ended 12/31				6/23/2008(a) to 12/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.46	$11.55	$10.64	$7.96	$11.83

Investment operations:
Net investment income(b)	.34	.49	.36	.31	.18
Net realized and unrealized gain (loss)	1.18	(1.26)	.85	2.68	(3.70)

Total from investment operations	1.52	(.77)	1.21	2.99	(3.52)

Distributions to shareholders from:
Net investment income	(.35)	(.32)	(.30)	(.31)	(.16)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.36)	(.32)	(.30)	(.31)	(.35)

Net asset value, end of period	$11.62	$10.46	$11.55	$10.64	$7.96

Total Return(c)	14.71%	(6.77)%	11.63%	38.36%	(30.36	)%(d)
Ratios to Average Net Assets:(e)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.61%	.34%	.05%	.00%	.32	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.61%	.34%	.05%	.00%	.32	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.11%	.93%	.65%	.81%	.87	%(d)
Net investment income	3.05%	4.44%	3.38%	3.46%	1.88	%(d)

Supplemental Data:

Net assets, end of period (000)	$107	$88	$11	$10	$7
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	51

Financial Highlights (concluded)
GLOBAL ALLOCATION FUND

	Class R3 Shares

	Year Ended 12/31				6/23/2008(a) to 12/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$11.47	$10.62	$7.95	$11.83

Investment operations:
Net investment income(b)	.35	.34	.34	.37	.18
Net realized and unrealized gain (loss)	1.16	(1.14)	.82	2.62	(3.70)

Total from investment operations	1.51	(.80)	1.16	2.99	(3.52)

Distributions to shareholders from:
Net investment income	(.36)	(.33)	(.31)	(.32)	(.17)
Net realized gain	–	–	–	–	(.19)
Return of capital	(.01)	–	–	–	–

Total distributions	(.37)	(.33)	(.31)	(.32)	(.36)

Net asset value, end of period	$11.48	$10.34	$11.47	$10.62	$7.95

Total Return(c)	14.81%	(7.10)%	11.17%	38.40%	(30.40	)%(d)
Ratios to Average Net Assets:(e)
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.52%	.47%	.50%	.26%	.27	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.52%	.47%	.50%	.26%	.26	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.02%	1.04%	1.10%	.92%	.82	%(d)
Net investment income	3.17%	3.03%	3.20%	3.79%	1.93	%(d)

Supplemental Data:

Net assets, end of period (000)	$5,211	$3,285	$2,179	$51	$7
Portfolio turnover rate	36.34%	27.66%	9.48%	6.81%	147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

52	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Global Allocation Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each

Notes to Financial Statements (continued)

Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(h)

Futures Contracts–Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment

Notes to Financial Statements (continued)

by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Mortgage Dollar Rolls–Emerging Markets Currency Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)

Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)

Interest Rate Swaps–Emerging Markets Currency Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

Notes to Financial Statements (continued)

(n)

Credit Default Swaps–Emerging Markets Currency Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Notes to Financial Statements (continued)

(o)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing each Fund’s investments carried at fair value:

	Emerging Markets Currency Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$–	$45,852,167	$–	$45,852,167
Corporate Bonds	–	174,647,062	–	174,647,062
Foreign Bond	–	1,417,297	–	1,417,297
Foreign Government Obligations	–	28,984,173	–	28,984,173
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	14,344,513	–	14,344,513
Government Sponsored Enterprises Pass-Throughs	–	56,916,021	–	56,916,021
Non-Agency Commercial Mortgage-Backed Securities	–	97,216,780	–	97,216,780
Commercial Paper	–	6,724,435	–	6,724,435
Repurchase Agreement	–	17,290,000	–	17,290,000

Total	$–	$443,392,448	$–	$443,392,448

Notes to Financial Statements (continued)

Investment Type*	Level 1	Level 2	Level 3	Total

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Asset	$–	$6,938,950	$–	$6,938,950
Liabilities	–	(2,044,782)	–	(2,044,782)
Futures Contracts
Asset	129,251	–	–	129,251
Liabilities	(10,788)	–	–	(10,788)
Credit Default Swaps
Assets	–	145,676	–	145,676
Liabilities	–	(7,523)	–	(7,523)
Interest Rate Swap
Assets	–	–	–	–
Liabilities	–	(31,814)	–	(31,814)

Total	$118,463	$5,000,507	$–	$5,118,970

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

	Global Allocation Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$177,972	$–	$–	$177,972

Total	$177,972	$–	$–	$177,972

(p)

Disclosures about Derivative Instruments and Hedging Activities–Emerging Markets Currency Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2012 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2012 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the fiscal year ended December 31, 2012 (as described in note 2(n)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a

Notes to Financial Statements (continued)

guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the fiscal year ended December 31, 2012 (as described in note 2(m)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of December 31, 2012, Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value

Futures Contracts(1)	$129,251	$–	$–	$129,251
Forward Foreign Currency Exchange Contracts(2)	–	6,938,950	–	6,938,950
Credit Default Swaps(3)	–	–	145,676	145,676

Total	$129,251	$6,938,950	$145,676	$7,213,877

Liability Derivatives

Futures Contracts(1)	$10,788	$–	$–	$10,788
Forward Foreign Currency Exchange Contracts(4)	–	2,044,782	–	2,044,782
Credit Default Swaps(3)	–	–	7,523	7,523
Interest Rate Swap(5)	31,814	–	–	31,814

Total	$42,602	$2,044,782	$7,523	$2,094,907

(1)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets & Liabilities location: Credit default swap agreements payable, at fair value.
(4)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets & Liabilities location: Unrealized depreciation on interest rate swap.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the fiscal year ended December 31, 2012, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total

Net Realized Gain (Loss)(1)
Futures Contracts	$(1,708,823)	$–	$–	$(1,708,823)
Forward Foreign Currency Exchange Contracts	–	15,844,233	–	15,844,233
Credit Default Swaps	–	–	11,977	11,977
Interest Rate Swaps	37,678	–	–	37,678
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$371,194	$–	$–	$371,194
Forward Foreign Currency Exchange Contracts	–	12,692,290	–	12,692,290
Credit Default Swaps	–	–	138,153	138,153
Interest Rate Swaps	(31,814)	–	–	(31,814)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	765	–	–	765
Forward Foreign Currency Exchange Contracts(4)	$–	$583,281,718	$–	$583,281,718
Credit Default Swaps(4)	–	–	2,323,077	2,323,077
Interest Rate Swaps(4)	14,538,462	–	–	14,538,462

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2012.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts, swaps and foreign currency related transactions.
(2)

Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Global Allocation Fund	.25%(1)

(1)

For the fiscal year ended December 31, 2012 and continuing through April 30, 2013 Lord Abbett has contractually agreed to waive .20% of its management fee for Global Allocation Fund. This agreement may be terminated only upon approval of the Board.

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2012, the effective management fee, net of waivers, was at an annualized rate of .50% and .05% of average daily net assets for Emerging Markets Currency Fund and Global Allocation Fund, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of Emerging Markets Currency Fund’s average daily net assets. Global Allocation Fund does not pay such fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Lord Abbett Equity Trust—Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund; Lord Abbett Global Fund, Inc.—Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust—Lord Abbett High Yield Fund; Lord Abbett Mid Cap Stock Fund, Inc. and Lord Abbett Securities Trust—Lord Abbett International Dividend Income Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

As of December 31, 2012, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth and Income Strategy Fund were 30.91%, 15.65%, 7.51% and 1.70%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Emerging Markets Currency Fund

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3

Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

Global Allocation Fund

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

The Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2012:

	Distributor Commissions	Dealers’ Concessions

Emerging Markets Currency Fund	$ 5,555	$ 36,222
Global Allocation Fund	63,537	363,912

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2012:

	Class A	Class C

Emerging Markets Currency Fund	$11,101	$7,657
Global Allocation Fund	1,286	4,473

For the fiscal year ended December 31, 2012, two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Currency Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2012 and 2011 was as follows:

	Emerging Markets Currency Fund		Global Allocation Fund

	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2012	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$ 9,800,565	$10,224,280	$5,927,793	$5,191,445
Return of capital	1,503,690	–	99,560	–

Total distributions paid	$11,304,255	$10,224,280	$6,027,353	$5,191,445

Notes to Financial Statements (continued)

As of December 31, 2012, the components of accumulated losses on a tax-basis were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund

Capital loss carryforwards*	$(3,789,379)	$(1,479,849)
Temporary differences	(1,235,342)	(30,576)
Unrealized gains – net	378,446	1,925,564

Total accumulated gains/(losses) – net	$(4,646,275)	$415,139

*	As of December 31, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	Indefinite	Total

Emerging Markets Currency Fund	$–	$–	$3,789,379	$3,789,379
Global Allocation Fund	1,471,601	8,248	–	1,479,849

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of each Fund’s next taxable year. Emerging Markets Currency Fund incurred and will elect to defer late-year ordinary losses of $194,015 during fiscal 2012.

As of December 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund

Tax cost	$443,389,818	$176,046,756

Gross unrealized gain	514,082	2,055,793
Gross unrealized loss	(511,452)	(130,129)

Net unrealized security gain	$2,630	$1,925,664

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

Permanent items identified during the fiscal year ended December 31, 2012 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital

Emerging Markets Currency Fund	$5,581,124	$(4,077,434)	$(1,503,690)
Global Allocation Fund	546,864	(447,304)	(99,560)

The permanent differences are primarily attributable to the tax treatment of amortization of premium, foreign currency transactions, certain distributions received, return of capital, and paydown gains and losses.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2012 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

Emerging Markets Currency Fund	$253,680,500	$473,621,832	$216,027,862	$334,382,242
Global Allocation Fund	–	62,216,332	–	65,159,546

*	Includes U.S. Government sponsored enterprises securities.

6.	DIRECTORS’ REMUNERATION

For the fiscal year ended December 31, 2012, the Company’s officers and the two Directors who were associated with Lord Abbett did not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Global Allocation Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2012:

Affiliated Issuer	Balance of Shares Held at 12/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2012	Fair Value at 12/31/2012	Net Realized Gain (Loss) 1/1/2012 to 12/31/2012	Dividend Income 1/1/2012 to 12/31/2012

Lord Abbett Affiliated Fund, Inc. – Class I	879,534	25,061	(762,499)	142,096	$1,712,253	$752,689	$93,789
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	–	50,689	–	50,689	896,683	19,329 (a)	11,151
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	–	666,452	–	666,452	11,403,001	243,752 (a)	164,815
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	280,095	–	(280,095)	–	–	683,997	–
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	4,259,290	1,409,922	(587,142)	5,082,070	33,592,482	(452,495)	864,295
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	424,166	238,983	(663,149)	–	–	326,192	–
Lord Abbett Investment Trust – High Yield Fund – Class I	3,221,977	447,369	(1,263,213)	2,406,133	18,960,331	1,742,876 (b)	1,608,762
Lord Abbett Securities Trust – International Core Equity Fund – Class I	275,056	–	(275,056)	–	–	(333,505)	–
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7,778,351	2,740,616	(1,165,926)	9,353,041	77,443,182	(2,095,536)	3,095,693
Lord Abbett Securities Trust – International Opportunities Fund – Class I	519,861	–	(519,861)	–	–	536,803	–
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) – Class I	1,394,088	575,124	(62,166)	1,907,046	33,964,488	(61,347)	343,417
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	–	361,756	(361,756)	–	–	14,188	9,602

Total					$177,972,420	$1,376,943	$6,191,524

(a)	Amount represents distributed capital gains.
(b)	Includes $426,676 of distributed capital gains.

Notes to Financial Statements (continued)

10.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Emerging Markets Currency Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

Emerging Markets Currency Fund may invest in credit default swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Emerging Markets Currency Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in Emerging Markets Currency Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to Emerging Markets Currency Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults.

Notes to Financial Statements (continued)

These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Currency Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Currency Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Emerging Markets Currency Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Currency Fund	Year Ended December 31, 2012		Year Ended December 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	3,757,643	$24,345,954	8,042,498	$54,934,875
Converted from Class B*	24,737	159,490	49,173	329,946
Reinvestment of distributions	289,200	1,872,926	406,470	2,743,393
Shares reacquired	(5,926,704)	(38,303,761)	(10,063,478)	(66,321,610)

Decrease	(1,855,124)	$(11,925,391)	(1,565,337)	$(8,313,396)

Class B Shares

Shares sold	10,818	$68,868	54,439	$374,013
Reinvestment of distributions	3,704	24,089	6,305	42,818
Shares reacquired	(77,789)	(499,593)	(138,481)	(944,167)
Converted to Class A*	(24,626)	(159,490)	(48,945)	(329,946)

Decrease	(87,893)	$(566,126)	(126,682)	$(857,282)

Notes to Financial Statements (continued)

Emerging Markets Currency Fund	Year Ended December 31, 2012		Year Ended December 31, 2011

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	785,246	$5,102,670	2,997,946	$20,772,720
Reinvestment of distributions	62,054	404,207	89,235	605,405
Shares reacquired	(2,474,000)	(16,060,369)	(2,227,080)	(14,750,988)

Increase (decrease)	(1,626,700)	$(10,553,492)	860,101	$6,627,137

Class F Shares

Shares sold	4,840,724	$31,183,175	15,480,091	$105,393,750
Reinvestment of distributions	219,054	1,417,322	238,973	1,605,297
Shares reacquired	(6,740,611)	(43,176,965)	(12,288,261)	(80,218,894)

Increase (decrease)	(1,680,833)	$(10,576,468)	3,430,803	$26,780,153

Class I Shares

Shares sold	23,966,025	$155,303,285	10,250,596	$66,097,561
Reinvestment of distributions	994,229	6,428,608	436,631	2,928,856
Shares reacquired	(3,315,979)	(21,233,561)	(3,000,823)	(20,128,580)

Increase	21,644,275	$140,498,332	7,686,404	$48,897,837

Class P Shares

Reinvestment of distributions	35	$233	128	$863
Shares reacquired	– (a)	(3)	(3,359)	(20,941)

Increase (decrease)	35	$230	(3,231)	$(20,078)

Class R2 Shares

Shares sold	51,280	$325,886	48,682	$33,963
Reinvestment of distributions	32	206	47	320
Shares reacquired	(41,598)	(271,613)	(23,632)	(156,078)

Increase	9,714	$54,479	25,097	$178,205

Class R3 Shares

Shares sold	62,494	$404,137	85,804	$580,876
Reinvestment of distributions	1,771	11,450	1,436	9,622
Shares reacquired	(38,015)	(246,426)	(68,613)	(473,861)

Increase	26,250	$169,161	18,627	$116,637

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value less than 1 share.

Notes to Financial Statements (concluded)

Global Allocation Fund	Year Ended December 31, 2012		Year Ended December 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,552,196	$17,000,236	3,141,147	$35,841,205
Converted from Class B*	93,200	1,029,990	100,996	1,123,609
Reinvestment of distributions	345,422	3,800,383	309,788	3,371,367
Shares reacquired	(2,800,046)	(30,588,025)	(2,432,427)	(27,168,071)

Increase (decrease)	(809,228)	$(8,757,416)	1,119,504	$13,168,110

Class B Shares

Shares sold	40,503	$411,873	95,196	$997,594
Reinvestment of distributions	21,945	222,539	23,867	241,953
Shares reacquired	(172,488)	(1,738,387)	(217,119)	(2,269,523)
Converted to Class A*	(101,001)	(1,029,990)	(109,212)	(1,123,609)

Decrease	(211,041)	$(2,133,965)	(207,268)	$(2,153,585)

Class C Shares

Shares sold	800,084	$8,165,734	996,301	$10,477,099
Reinvestment of distributions	80,450	818,422	66,860	675,333
Shares reacquired	(814,477)	(8,174,226)	(744,587)	(7,698,624)

Increase	66,057	$809,930	318,574	$3,453,808

Class F Shares

Shares sold	73,178	$805,841	244,564	$2,732,678
Reinvestment of distributions	6,196	68,285	6,415	69,102
Shares reacquired	(174,083)	(1,860,127)	(141,974)	(1,526,669)

Increase (decrease)	(94,709)	$(986,001)	109,005	$1,275,111

Class I Shares

Shares sold	575,905	$6,222,060	728,207	$8,677,626
Reinvestment of distributions	55,529	616,411	33,621	359,884
Shares reacquired	(53,055)	(584,559)	(137,434)	(1,625,116)

Increase	578,379	$6,253,912	624,394	$7,412,394

Class R2 Shares

Shares sold	1,137	$12,711	7,432	$77,958
Reinvestment of distributions	289	3,236	94	993
Shares reacquired	(705)	(7,402)	(1)	(6)

Increase	721	$8,545	7,525	$78,945

Class R3 Shares

Shares sold	184,157	$2,009,518	186,035	$2,134,497
Reinvestment of distributions	13,808	152,882	8,651	94,324
Shares reacquired	(61,723)	(674,244)	(67,026)	(764,155)

Increase	136,242	$1,488,156	127,660	$1,464,666

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Global Fund, Inc. and the Shareholders of Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc., comprising the Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund (collectively, the “Funds”), as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, transfer agent and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 26, 2013

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2012, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	0.96%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	0.50%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	6.41%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	18.88%
Lord Abbett Investment Trust – High Yield Fund – Class I	10.65%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	43.52%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) – Class I	19.08%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

Exxon Mobil Corp.	3.82%
JPMorgan Chase & Co.	3.71%
Wells Fargo & Co.	3.49%
Pfizer, Inc.	2.75%
Chevron Corp.	2.75%
General Electric Co.	2.38%
Goldman Sachs Group, Inc. (The)	2.35%
AT&T, Inc.	2.16%
Citigroup, Inc.	2.12%
Johnson & Johnson	1.87%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.19%
Consumer Staples	8.49%
Energy	16.73%
Financials	26.11%
Health Care	12.93%
Industrials	8.28%
Information Technology	6.53%
Materials	4.82%
Telecommunication Services	3.71%
Utilities	2.77%
Short-Term Investment	0.44%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments

Exxon Mobil Corp.	5.65%
JPMorgan Chase & Co.	3.74%
Chevron Corp.	3.03%
Cisco Systems, Inc.	2.86%
Pfizer, Inc.	2.58%
AT&T, Inc.	2.30%
Citigroup, Inc.	2.23%
Time Warner, Inc.	2.09%
Capital One Financial Corp.	1.91%
SunTrust Banks, Inc.	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	7.52%
Consumer Staples	7.51%
Energy	15.97%
Financials	27.48%
Health Care	11.53%
Industrials	9.22%
Information Technology	5.76%
Materials	4.45%
Telecommunication Services	3.09%
Utilities	5.90%
Short-Term Investment	1.57%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments

Everest Re Group Ltd.	2.28%
Ares Capital Corp.	2.19%
Eaton Corp. plc	2.19%
PPL Corp.	2.13%
Ashland, Inc.	2.06%
CIT Group, Inc.	2.04%
CF Industries Holdings, Inc.	1.96%
Valero Energy Corp.	1.91%
Maxim Integrated Products, Inc.	1.78%
AES Corp. (The)	1.76%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	8.78%
Consumer Staples	4.76%
Energy	9.85%
Financials	30.87%
Health Care	7.53%
Industrials	11.03%
Information Technology	10.37%
Materials	6.76%
Telecommunication Services	0.42%
Utilities	9.63%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, 3.369%, 5/15/2013	3.40%
General Electric Capital Corp., 5.40%, 9/20/2013	1.52%
Federal National Mortgage Assoc., 4.50%	1.33%
Citigroup, Inc., 5.50%, 4/11/2013	0.91%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	0.85%
Energy Transfer Partners LP, 6.00%, 7/1/2013	0.76%
Virgin Media Secured Finance plc, 6.50%, 1/15/2018	0.73%
QVC, Inc., 7.125%, 4/15/2017	0.73%
Historic TW, Inc., 9.125%, 1/15/13	0.70%
Western Union Co. (The) 0.891%, 3/7/13	0.68%

Holdings by Sector*	% of Investments

Asset-Backed	10.09%
Automotive	1.34%
Banking	6.80%
Basic Industry	2.64%
Capital Goods	1.26%
Consumer Cyclical	2.16%
Consumer Non-Cyclical	2.14%
Energy	7.14%
Financial Services	4.14%
Foreign Government	6.54%
Health Care	1.80%
Insurance	0.57%
Media	2.57%
Mortgage-Backed	37.67%
Real Estate	2.13%
Services	0.75%
Technology & Electronics	2.38%
Telecommunications	2.51%
Utility	1.47%
Short-Term Investment	3.90%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Alliance Data Systems Corp., 6.375%, 4/1/2020	0.88%
Intelsat Bermuda Ltd. (Luxembourg) PIK, 11.50%, 2/4/2017	0.69%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.65%
MEG Energy Corp. (Canada), 6.50%, 3/15/2021	0.65%
LBG Capital No.1 plc, 8.00%	0.61%
AMC Networks, Inc., 7.75%, 7/15/2021	0.60%
First Data Corp., 12.625%, 1/15/2021	0.56%
Elizabeth Arden, Inc., 7.375%, 3/15/2021	0.56%
HCA, Inc., 6.50%, 2/15/2020	0.55%
Air Lease Corp., 5.625%, 4/1/2017	0.55%

Holdings by Sector*	% of Investments

Automotive	2.61%
Banking	3.44%
Basic Industry	10.67%
Capital Goods	4.55%
Commercial Mortgage-Backed	1.95%
Consumer Cyclical	5.93%
Consumer Non-Cyclical	6.15%
Energy	14.20%
Financial Services	3.92%
Foreign Government	0.16%
Healthcare	7.15%
Insurance	0.90%
Media	7.81%
Real Estate	0.45%
Services	13.95%
Technology & Electronics	4.84%
Telecommunications	7.09%
Utility	4.23%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

Vivendi SA	1.96%
Atlantia SpA	1.93%
Spark Infrastructure Group	1.76%
Rio Tinto plc ADR	1.75%
Toyota Motor Corp.	1.74%
Aviva plc	1.74%
Mapfre SA	1.72%
AXA SA	1.71%
Telenor ASA	1.71%
Eni SpA ADR	1.67%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments

Consumer Discretionary	12.24%
Consumer Staples	6.96%
Energy	9.21%
Financials	21.26%
Health Care	3.66%
Industrials	12.20%
Information Technology	2.55%
Materials	7.09%
Telecommunication Services	12.75%
Utilities	10.52%
Short-Term Investment	1.56%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Lord Abbett Mid-Cap Value Fund, Inc.)

Ten Largest Holdings	% of Investments

Interpublic Group of Cos., Inc. (The)	1.92%
Watson Pharmaceuticals, Inc.	1.81%
Mylan, Inc.	1.80%
URS Corp.	1.70%
Jones Lang LaSalle, Inc.	1.70%
Bunge Ltd.	1.66%
CIT Group, Inc.	1.62%
CIGNA Corp.	1.55%
Ashland, Inc.	1.53%
International Paper Co.	1.51%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.03%
Consumer Staples	4.19%
Energy	8.67%
Financials	29.85%
Health Care	10.71%
Industrials	11.78%
Information Technology	8.88%
Materials	9.39%
Telecommunication Services	1.15%
Utilities	5.64%
Short-Term Investment	1.71%

Total	100.00%

*	A sector may comprise several industries.

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of each Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited, an international retail and residential property group (since 2006), and WellPoint, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 - 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2009	Partner and Director of Currency Management, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, in each case as of various periods ended September 30, 2012. As to Emerging Markets Currency Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for each of those periods. As to Global Allocation Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month, one-year, and ten-year periods and below the median for the three-year and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to Emerging Markets Currency Fund, the Board observed that the expense ratios were close to the medians of the peer groups. As to Global Allocation Fund, the Board considered the expense levels in relation to two peer groups, one consisting of fund of funds and the other the other consisting of non-fund of funds. The Board observed that the expense ratios generally were well below the medians of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

58.12% of the ordinary income distributions paid by Global Allocation Fund during 2012 is qualified dividend income. For corporate shareholders, 10.26% of Global Allocation Fund’s ordinary income distributions qualified for the dividends received deduction.

Global Allocation Fund intends to pass through foreign source income of $3,016,427 and foreign taxes of $266,929. For foreign shareholders 100% of the ordinary income distributions paid by Emerging Markets Currency Fund represents interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Currency Fund Lord Abbett Global Allocation Fund	LAGF-2-1212 (02/13)

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2012 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2012 and 2011 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2012	2011
Audit Fees {a}	$75,500	$71,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	75,500	71,500

Tax Fees {b}	18,220	17,764
All Other Fees	- 0 -	- 0 -

Total Fees	$93,720	$89,264

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2012 and 2011 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2012 and 2011 were:

	Fiscal year ended:
	2012	2011
All Other Fees {a}	$194,431	$172,220

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2012 and 2011 were:

	Fiscal year ended:
	2012		2011
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)

Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2013